PAGE 1
                              SECURITIES AND EXCHANGE COMMISSION

                                    Washington, D.C.  20549

                                           Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No.


Post-Effective Amendment No.   26   (File No. 33-25824)          X

                                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)

Amendment No.   28   (File No. 811-5696)                         X


IDS GLOBAL SERIES, INC.
IDS Tower 10, Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55440-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
  X  on October 31, 1996 pursuant to paragraph (b) of rule 485
     60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i) of rule 485
     75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

     This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-f of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its most recent fiscal year was filed on or about December 30, 1995.

IDS Emerging Markets Fund and IDS Innovations Fund, series of the
Registrant, have adopted a master/feeder operating structure. This Post-Effective Amendment includes a signature page for World Trust, the master fund.

PAGE 2

Cross reference sheet for IDS Emerging Markets, IDS Global Balanced and IDS Innovations Fund showing the location in each of their prospectuses and statements of additional information of the information called for by the items enumerated in Parts A and B of
Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A                                                     PART B

                  Section                                                  Section in
Item No.        in Prospectus                               Item No.       Statement of Additional Information
   1            Cover page of prospectus                      10           Cover page of SAI

   2(a)         Sales charge and Fund expenses                11           Table of Contents
    (b)         The Fund in brief
    (c)         The Fund in brief                             12           NA

   3(a)         Financial highlights                          13(a)        Additional Investment Policies; all
    (b)         NA                                                           appendices except Dollar-Cost Averaging
    (c)         Performance                                     (b)        Additional Investment Policies
    (d)         Financial highlights                            (c)        Additional Investment Policies
                                                                (d)        Security Transactions
   4(a)         The Fund in brief; Investment policies and
                risks; How the Fund is organized              14(a)        Board members and officers of the Fund;**
    (b)         Investment policies and risks                                Board members and officers
    (c)         Investment policies and risks                   (b)        Board members and Officers
                                                                (c)        Board members and Officers
   5(a)         Board members and officers; Board members and
                  officers of the Fund (listing)              15(a)        NA
    (b)(i)      Investment manager and transfer agent;          (b)        NA
                About American Express Financial                (c)        Board members and Officers
                  Corporation -- General Information
    (b)(ii)     Investment manager                            16(a)(i)     How the Fund is organized; About American
    (b)(iii)    Investment manager                                            Express Financial Corporation**
    (c)         Portfolio manager                               (a)(ii)    Agreements: Investment Management Services
    (d)         Administrator and transfer agent                              Agreement, Plan and Supplemental
    (e)         Administrator and transfer agent                              Agreement of Distribution
    (f)         Distributor                                     (a)(iii)   Agreements: Investment Management Services Agreement
    (g)         Investment manager                              (b)        Agreements: Investment Management Services Agreement
                  About American Express Financial              (c)        NA
                  Corporation -- General Information            (d)        Agreements: Administrative Services
                                                                              Agreement, Shareholder Service Agreement
  5A(a)         *                                               (e)        NA
    (b)         *                                               (f)        Agreements: Distribution Agreement
                                                                (g)        NA
   6(a)         Shares; Voting rights                           (h)        Custodian; Independent Auditors
    (b)         NA                                              (i)        Agreements:  Transfer Agency Agreement; Custodian
    (c)         NA
    (d)         Voting rights                                 17(a)        Security Transactions
    (e)         Cover page; Special shareholder services        (b)        Brokerage Commissions Paid to Brokers Affiliated
    (f)         Dividends and capital gains distributions;                    with American Express Financial Corporation
                  Reinvestments                                 (c)        Security Transactions
    (g)         Taxes                                           (d)        Security Transactions
    (h)         Alternative sales arrangements; Special         (e)        Security Transactions
                  considerations regarding master/feeder
                  structure                                   18(a)        Shares; Voting rights**
                                                                (b)        NA
   7(a)         Distributor
    (b)         Valuing Fund shares                           19(a)        Investing in the Fund
    (c)         How to purchase, exchange or redeem shares      (b)        Valuing Fund Shares; Investing in the Fund
    (d)         How to purchase shares                          (c)        NA
    (e)         NA
    (f)         Distributor                                   20           Taxes

   8(a)         How to redeem shares                          21(a)        Agreements: Distribution Agreement
    (b)         NA                                              (b)        Agreements: Distribution Agreement
    (c)         How to purchase shares:  Three ways to invest   (c)        NA
    (d)         How to purchase, exchange or redeem shares:
                  Redemption policies -- "Important..."       22(a)       Performance Information (for money market
                                                                             funds only)
   9            None                                            (b)       Performance Information (for all funds except
                                                                             money market funds)

                                                              23          Financial Statements

*Designates information is located in annual report.
**Designates location in prospectus.

/TABLE

PAGE 3
IDS Emerging Markets Fund

Prospectus
October 31, 1996

The goal of IDS Emerging Markets Fund, a part of IDS Global Series, Inc., is long-term growth of capital.

The Fund seeks to achieve its goal by investing all of its assets in Emerging Markets Portfolio of World Trust. The Portfolio is a separate investment company managed by American Express Financial Corporation that has the same goals as the Fund. This arrangement is commonly known as a master/feeder structure.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site
(http://www.sec.gov). The SAI, dated Oct. 31, 1996, is incorporated here by reference. For a free copy, contact American Express Shareholder Service.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN THE FUND INVOLVE INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
612-671-3733
TTY:  800-846-4852

PAGE 4
Table of contents

The Fund in brief
          Goal
          Investment policies and risks
          Structure of the Fund
          Manager and distributor
          Portfolio manager
          Alternative purchase arrangements

Sales charge and Fund expenses

Performance
          Financial highlights
          Total returns

Investment policies and risks
          Facts about investments and their risks
          Special considerations regarding master/feeder structure Valuing Fund shares

How to purchase, exchange or redeem shares
          Alternative purchase arrangements
          How to purchase shares
          How to exchange shares
          How to redeem shares
          Reductions and waivers of the sales charge

Special shareholder services
          Services
          Quick telephone reference

Distributions and taxes
          Dividend and capital gain distributions
          Reinvestments
          Taxes
          How to determine the correct TIN

How the Fund is organized
          Shares
          Voting rights
          Shareholder meetings
          Board members and officers
          Investment manager
          Administrator and transfer agent
          Distributor

About American Express Financial Corporation
          General information

Appendix
          Descriptions of derivative instruments

PAGE 5
The Fund in brief

Goal

IDS Emerging Markets Fund (the Fund) seeks to provide shareholders with long-term, growth of capital. It does so by investing all of its assets in Emerging Markets Portfolio (the Portfolio) of World Trust (the Trust) rather than by directly investing in and managing its own portfolio of securities. Both the Fund and the Portfolio are diversified investment companies that have the same goals. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.

The Fund may withdraw its assets from the Portfolio at any time if the board determines that it is in the best interests of the Fund to do so. In such event, the Fund would consider what action should be taken, including whether to retain an investment advisor to manage the Fund's assets directly or to reinvest all of the Fund's assets in another pooled investment entity.

Investment policies and risks

Both the Fund and the Portfolio have the same investment policies. Accordingly, the Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets.

Risks arising from investments in foreign securities include fluctuations in currency exchange rates, adverse political and economic developments and lack of comparable regulatory requirements applicable to U.S. companies. Investors should not invest in the Fund if they are unable to bear the risk of high volatility or a potentially significant decline in the value of their investment. You should invest in the Fund only if you are willing to assume these risks.

Structure of the Fund

This Fund uses what is commonly known as a master/feeder structure. This means that it is a feeder fund that invests all of its assets in the Portfolio which is its master fund. The Portfolio actually invests in and manages the securities and has the same goal and investment policies as the Fund. This structure is described in more detail in the section captioned Special considerations regarding master/feeder structure. Here is an illustration of the structure:

                                           Investors
                                    buy shares in the Fund

                                           The Fund
                                   invests in the Portfolio

                                   The Portfolio invests in
                                  securities, such as stocks
                                           or bonds

PAGE 6
Manager and distributor

The Portfolio is managed by American Express Financial Corporation
(AEFC), a provider of financial services since 1894. AEFC currently manages more than $52 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly owned subsidiary of AEFC.

Portfolio manager

Ian King joined AEFC in 1995. He has managed the assets of the Portfolio since 1996. Prior to joining AEFC he was Portfolio manager at INVESCO from 1989 to 1992 and Director of Lehman
Brothers Global Asset Management Ltd. from 1992 to 1995.

Alternative purchase arrangements

The Fund offers its shares in three classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee. Class Y shares are sold without a sales charge to qualifying institutional investors.

Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares and include expenses charged by the Fund and the Portfolio. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses
                                       Class A   Class B   Class Y
Maximum sales charge on purchases*
(as a percentage of offering price).......5%        0%        0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)....0%        5%        0%

Annual Fund and allocated Portfolio operating expenses after expense reimbursements+
(% of average daily net assets):

                                       Class A   Class B   Class Y
Management fee**                        1.10%     1.10%     1.10%
12b-1 fee                               0.00      0.75      0.00
Other expenses***                       1.00      1.01      0.83
Total++                                 2.10      2.86      1.93

*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."
**The management fee is paid by the Trust on behalf of the Portfolio.

***Other expenses include an administrative services fee, a shareholder services fee for Class A and Class B, a transfer agency fee and other non-advisory expenses. Absent fee waivers and expense reimbursements other expenses are estimated to be 1.59% for Class A, 1.60% for Class B and 1.42% for Class Y.
+Expenses are those expected to be incurred during the Fund's inital fiscal period ending Oct. 31, 1997.
++AEFC and American Express Financial Advisors have agreed to waive certain fees and reimburse expenses, with the exception of 12b-1 fees, to the extent that total expenses for Class A shares exceed 2.10% for a minimum period ending Oct. 31, 1997. Any waiver or reimbursement will apply to each class on a pro-rata basis. Absent fee waiver and expense reimbursements, total expenses are estimated to be 2.69% for Class A, 3.45% for Class B and 2.52% for Class Y.

Example: Suppose for each year for the next three years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

                    1 year       3 years
Class A             $70          $113
Class B              79           129
Class B*             29            89
Class Y              20            61

*Assuming Class B shares are not redeemed at the end of the period.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

Performance

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Investment policies and risks

The Fund and the Portfolio have the same investment policies. The Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets. Under normal market conditions, at least 65% of the Fund's total assets will be

PAGE 8
invested in emerging market equity securities of at least 3 different countries. The Fund may also invest in debt securities, derivative instruments and money market instruments.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Emerging markets: The Fund considers emerging markets to be those countries characterized as developing or emerging by either the World Bank or the United Nations. Some examples of Emerging market countries are Brazil, India, Malaysia and Thailand. As used in this prospectus, emerging market equity securities includes securities traded in countries with developing or emerging markets as well as securities traded in any market, if the issuer derives 50% or more of its total revenue from goods or services produced in emerging market countries or from sales made in emerging market countries. Equity investments in developing markets are high risk investments, subject to significant price fluctuation due to the potential lack of liquidity experienced by these market places, the possibility that emerging markets will be less efficient in pricing equity securities and the potential inability of emerging markets to deal with significant price declines in an orderly manner. Emerging markets generally grow more rapidly than developed markets. Emerging market companies tend to be smaller companies producing goods or providing services in less developed global economies. Emerging market companies retain a large part of their earnings for research, development and reinvestment in capital assets. Therefore, they tend not to emphasize the payment of dividends.

Common stocks: Stock prices are subject to market fluctuations. Stocks of foreign companies may be subject to abrupt or erratic price movements. While many of the Portfolio's investments are in established companies having adequate financial reserves, some investments involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, the convertible securities trade more like common stock.

Debt securities: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded. The price of bonds below investment grade may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. These bonds

PAGE 9
have greater price fluctuations, are more likely to experience a default and sometimes are referred to as junk bonds. Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, the Fund relies both in independent rating agencies and the investment manager's credit analysis. The Portfolio may invest up to 20% of its net assets in bonds. The Portfolio may invest up to 10% of its net assets in bonds rated below investment grade, including Brady bonds. Below investment grade bonds include BBB/Baa to D as rated by Standard & Poor's Corporation (S&P) or the Moody's Investors Services, Inc. (Moody's) or unrated bonds of equivalent quality as determined by the portfolio manager. Securities that are subsequently downgraded in quality may continue to be held by the Portfolio and will be sold only when the investment manager believes it is advantageous to do so.

Bonds sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, the Fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, the Fund may have to sell securities to have sufficient cash to pay the dividends.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to currency fluctuations and political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency may be purchased using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the Fund holds foreign currencies or securities valued in foreign currencies, the value of those assets will be affected by changes in the value of the currencies relative to the U.S. dollar. Currencies of emerging countries may be subject to greater volatility than currencies of developed countries. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security, and it may be difficult to complete the transaction. These risks are increased in countries with emerging markets because they often have relatively unstable governments and less established economies. The limited liquidity and price fluctuations in emerging markets could make investments in developing countries more volatile.

Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash

PAGE 10
reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. The Fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund will designate cash or appropriate liquid assets to cover its portfolio obligations. No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. The Fund is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Securities and other instruments that are illiquid: A security or derivative instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally less than 25% of the Fund's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the boards.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not

PAGE 11
provide collateral when required or return securities when due.
Unless shareholders approve otherwise, loans may not exceed 30% of the Fund's net assets.

Portfolio turnover: The Portfolio does not expect its portfolio turnover rate to exceed 150% during its initial fiscal period.
High portfolio turnover can lead to increased brokerage commission and taxes.

Special considerations regarding master/feeder structure

The Fund pursues its goals by investing its assets in a master fund called a Portfolio. This means that the Fund does not invest directly in securities; rather the Portfolio invests in and manages its portfolio of securities. The Portfolio is a separate investment company, but it has the same goals and investment policies as the Fund. The goals and investment policies of the Portfolio are described under the captions "Investment policies and risks" and "Facts about investment policies and their risks." Additional information on investment policies may be found in the SAI.

Board considerations: The board considered the advantages and disadvantages of investing the Fund's assets in the Portfolio. The board believes that the master/feeder structure will be in the best interest of the Fund and its shareholders since it offers the opportunity for economies of scale. The Fund may redeem all of its assets from the Portfolio at any time. Should the board determine that it is in the best interest of the Fund and its shareholders to terminate its investment in the Portfolio, it would consider hiring an investment advisor to manage the Fund's assets, or other appropriate options. The Fund would terminate its investment if the Portfolio changed its goals, investment policies or restrictions without the same change being approved by the Fund.

Other feeders: The Portfolio sells securities to other affiliated mutual funds and may sell securities to non-affiliated investment companies and institutional accounts (known as feeders). These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Advisors at 1-800-AXP-SERV.

Each feeder that invests in the Portfolio is different and activities of its investors may adversely affect all other feeders, including the Fund. For example, if one feeder decides to terminate its investment in a Portfolio, the Portfolio may elect to redeem in cash or in kind. If cash is used, the Portfolio will incur brokerage, taxes and other costs in selling securities to raise the cash. This may result in less investment diversification if entire investment positions are sold, and it also may result in less liquidity among the remaining assets. If in-kind distribution is made, a smaller pool of assets remains that may affect brokerage

PAGE 12
rates and investment options. In both cases, expenses may rise since there are fewer assets to cover the costs of managing those assets.

Shareholder meetings: Whenever the Portfolio proposes to change a fundamental investment policy or to take any other action requiring approval of its security holders, the Fund will hold a shareholder meeting. The Fund will vote for or against the Portfolio's proposals in proportion to the vote it receives for or against the same proposals from its shareholders.

Valuing Fund shares

The public offering price is the net asset value (NAV) plus the sales charge for Class A. It is the NAV for Class B and Class Y.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open).

To establish the net assets, all securities are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board of directors.

o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

How to purchase, exchange or redeem shares

Alternative purchase arrangements

The Fund offers three different classes of shares - Class A, Class B and Class Y. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.

              Sales charge and
              distribution
              (12b-1) fee                 Service fee          Other information
Class A       Maximum initial             0.175% of average    Initial sales charge
              sales charge of             daily net assets     waived or reduced
              5%; no 12b-1 fee                                 for certain purchases

PAGE 13
Class B       No initial sales            0.175% of average    Shares convert to
              charge; maximum CDSC        daily net assets     Class A after eight
              of 5% declines to 0%                             years; CDSC waived in
              after six years; 12b-1                           certain circumstances
              fee of 0.75% of average
              daily net assets

Class Y       None                        None                 Available only to
                                                               certain qualifying
                                                               institutional
                                                               investors

Conversion of Class B shares to Class A shares - Eight calendar years after Class B shares were originally purchased, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without the imposition of any sales charge. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in a pro rata portion as the Class B shares purchased other than through reinvestment.

Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The distribution fee (included in "Ongoing expenses") and sales charges are structured so that you will have approximately the same total return at the end of eight years regardless of which class you choose.

                            Sales charges on purchase or redemption

If you purchase Class A                   If you purchase Class B
shares                                    shares

o You will not have all                   o All of your money is
of your purchase price                    invested in shares of
invested.  Part of your                   stock.  However, you will
purchase price will go                    pay a sales charge if you
to pay the sales charge.                  redeem your shares within
                                          six years of purchase.
You will not pay a sales
charge when you redeem
your shares.

o You will be able to                     o No reductions of the
take advantage of                         sales charge are
reductions in the sales                   available for large
charge.                                   purchases.

If your investments in IDS funds total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

PAGE 14
                         Ongoing expenses

If you purchase Class A                   If you purchase Class B
shares                                    shares

o Your shares will have                   o The distribution and
a lower expense ratio                      transfer agency fees for
than Class B shares                        Class B will cause your
because Class A does not                   shares to have a higher
pay a distribution fee                     expense ratio and to pay
and the transfer agency                    lower dividends than
fee for Class A is lower                   Class A shares.  After
than the fee for Class B.                  eight years, Class B
As a result, Class A shares                shares will convert to
will pay higher dividends                  Class A shares and you
than Class B shares.                       will no longer be
                                           subject to higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to either a service fee or a distribution fee. The following investors are eligible to purchase Class Y shares:

          o Qualified employee benefit plans* if the plan:
     - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
            - at least $10 million in plan assets or
            - 500 or more participants; or
          - does not use daily transfer recordkeeping and has
            - at least $3 million invested in funds of the IDS MUTUAL FUND GROUP or
            - 500 or more participants.

          o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These entities must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

          o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

PAGE 15
How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o         You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                                     Three ways to invest

1
By regular account       Send your check and application          Minimum amounts
                         (or your name and account number         Initial investment: $2,000
                         if you have an established account)      Additional
                         to:                                      investments:        $  100
                         American Express Financial Advisors Inc. Account balances:   $  300*
                         P.O. Box 74                              Qualified retirement
                         Minneapolis, MN  55440-0074              accounts:             none

                         Your financial advisor will help
                         you with this process.

PAGE 16
2
By scheduled             Contact your financial advisor           Minimum amounts
investment plan          to set up one of the following           Initial investment: $100
                         scheduled plans:                         Additional
                                                                  investments:        $100/mo.
                         o  automatic payroll deduction           Account balances:   none
                                                                  (on active plans of
                         o  bank authorization                    monthly payments)

                         o  direct deposit of
                            Social Security check

                         o  other plan approved by the Fund

3
By wire                  If you have an established account,      If this information is not
                         you may wire money to:                   included, the order may be
                                                                  rejected and all money
                         Norwest Bank Minneapolis                 received by the Fund, less
                         Routing No. 091000019                    any costs the Fund or AEFC
                         Minneapolis, MN                          incurs, will be returned
                         Attn:   Domestic Wire Dept.              promptly.

                         Give these instructions:                 Minimum amounts
                         Credit IDS Account #00-30-015            Each wire investment: $1,000
                         for personal account # (your
                         account number) for (your name).

*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan.  If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares

You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund may be made only from Class A shares. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

How to redeem shares

You can redeem your shares at any time.  American Express
Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business,

PAGE 17
the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. If your proceeds on your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.
Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.

                    Two ways to request an exchange or redemption of shares
1
By letter                                Include in your letter:
                                         o  the name of the fund(s)
                                         o  the class of shares to be exchanged or redeemed
                                         o  your account number(s) (for exchanges, both funds must be registered in the same ownership)
                                         o  your Taxpayer Identification Number (TIN)
                                         o  the dollar amount or number of shares you want to exchange or redeem
                                         o  signature of all registered account owners
                                         o  for redemptions, indicate how you want your money delivered to you
                                         o  any paper certificates of shares you hold

                                         Regular mail:
                                                  American Express Shareholder Service
                                                  Attn:  Redemptions
                                                  P.O. Box 534
                                                  Minneapolis, MN  55440-0534

                                         Express mail:
                                                  American Express Shareholder Service
                                                  Attn:  Redemptions
                                                  733 Marquette Ave.
                                                  Minneapolis, MN  55402

2
By phone
American Express Telephone               o  The Fund and AEFC will honor any telephone exchange or redemption request believed
Transaction Service:                     to be authentic and will use reasonable procedures to confirm that they are.  This
800-437-3133 or                          includes asking identifying questions and tape recording calls.  If reasonable
612-671-3800                             procedures are not followed, the Fund or AEFC will be liable for any loss resulting from fraudulent requests.
                                         o  Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges NOT apply by writing American Express Shareholder Service.  Each registered owner must sign the request.
                                         o  AEFC answers phone requests promptly, but you may experience delays when call volume is high.  If you are unable to get through, use mail procedure as an alternative.
                                         o  Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
                                         o  Phone privileges may be modified or discontinued at any time.

                                         Minimum amount
                                         Redemption:      $100

                                         Maximum amount
                                         Redemption:  $50,000

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the PAGE 18 interests of several. Exceptions may be allowed with pre-approval of the Fund.

o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Redemption policies:

o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same account from which you redeemed.

If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

                     Three ways to receive payment when you redeem shares
1
By regular or express mail                        o  Mailed to the address on record.
                                                  o  Payable to names listed on the account.

                                                     NOTE:  The express mail delivery charges
                                                     you pay will vary depending on the
                                                     courier you select.

PAGE 19
2
By wire                                           o  Minimum wire redemption:  $1,000.
                                                  o  Request that money be wired to your bank.
                                                  o  Bank account must be in the same
                                                     ownership as the IDS fund account.

                                                     NOTE:  Pre-authorization required.  For
                                                     instructions, contact your financial
                                                     advisor or American Express Shareholder Service.

3
By scheduled payout plan                          o  Minimum payment:  $50.
                                                  o  Contact your financial advisor or American Express
                                                     Shareholder Service to set up regular
                                                     payments to you on a monthly, bimonthly,
                                                     quarterly, semiannual or annual basis.
                                                  o  Purchasing new shares while under a payout
                                                     plan may be disadvantageous because of
                                                     the sales charges.

Reductions and waivers of the sales charge

Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment         Sales charge as a
                         percent of:*

                         Public    Net
                         offering  amount
                         price     invested

Up to $50,000             5.0%       5.26%
Next $50,000              4.5        4.71
Next $400,000             3.8        3.95
Next $500,000             2.0        2.04
$1,000,000 or more        0.0        0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

Reductions of the sales charge on Class A shares

Your sales charge may be reduced, depending on the totals of:

o  the amount you are investing in this Fund now,

o  the amount of your existing investment in this Fund, if any, and

o the amount you and your primary household group are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

PAGE 20
Other policies that affect your sales charge:

o  IDS Tax-Free Money Fund and Class A shares of IDS Cash
Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.

o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.

o Purchases made within 30 days after a redemption of shares (up to the amount redeemed):
   -      of a product distributed by American Express Financial
          Advisors in a qualified plan subject to a deferred sales charge or

   - in a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

PAGE 21
o Purchases made with dividend or capital gain distributions from another fund in the IDS MUTUAL FUND GROUP that has a sales charge.

o  Purchases made through American Express Strategic Portfolio
Service (total amount of all investments made in the Strategic
Portfolio Service must be at least $50,000).

o  Purchases made under the University of Texas System ORP.

*Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the                     for the CDSC is:

First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

PAGE 22
Waivers of the contingent deferred sales charge

The CDSC on Class B shares will be waived on redemptions of shares:

o In the event of the shareholder's death,
o Purchased by any trustee, director, officer or employee of a fund or AEFC or its subsidiaries,
o Held in a trusteed employee benefit plan,
o Held in IRAs or certain qualified plans for which American
Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
          - at least 59-1/2 years old, and
          - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by American Express Financial Advisors, or a custodian-to-custodian transfer to a product not distributed by American Express Financial Advisors, the CDSC will not be waived), or
          - redeeming under an approved substantially equal periodic payment arrangement.

For investors in Class A shares who have over $1 million invested in one year, the 1% CDSC on redemption of those shares will be waived in the same circumstances described for Class B.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information - which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

PAGE 23
American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current Fund prices and performance, account values and recent account transactions
National/Minnesota:   800-272-4445
Mpls./St. Paul area:  671-1630

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gains distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Portfolio allocates investment income from dividends and interest and net realized capital gains or losses, if any, to the Fund. The Fund deducts direct and allocated expenses from the investment income. The Fund's net investment income is distributed to you at the end of the calendar year as dividends. Short-term capital gains are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is sold for a higher price than was paid for it. The Fund will offset any net realized capital gains by any available capital loss carryover. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they're distributed, both net investment income and net long-term capital gains are included in the value of each share. After they're distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you in cash, or

PAGE 24
o you direct the Fund to invest your distributions in any publicly available IDS fund for which you've previously opened an account. You pay no sales charge on shares purchased through reinvestment from this Fund into any IDS fund.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

The Fund has applied for a Private Letter Ruling from the Internal Revenue Service requesting that, for purposes of the Internal Revenue code, the Fund will be regarded as directly holding its allocable share of the income and gain realized by the Portfolio.

Distributions are subject to federal income tax. In certain states, Fund distributions, to the extent they consist of interest from securities of the U.S. government and certain of its agencies or instrumentalities, may be exempt from state and local taxes. Interest from obligations which are merely guaranteed by the U.S. government or one of its agencies, such as GNMA certificates, is generally not entitled to this exemption. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates tax liability. This means buying shares shortly before a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.
PAGE 25
If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o         a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o         criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN

                                                  Use the Social Security or
For this type of account:                         Employer Identification number
                                                  of:
Individual or joint account                       The individual or individuals
                                                  listed on the account

Custodian account of a minor                      The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                                    The grantor-trustee (the person
                                                  who puts the money into the
                                                  trust)

An irrevocable trust, pension                     The legal entity (not the
trust or estate                                   personal representative or
                                                  trustee, unless no legal entity
                                                  is designated in the account
                                                  title)

Sole proprietorship                               The owner

Partnership                                       The partnership

Corporate                                         The corporation

Association, club or                              The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for Federal Form
W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

PAGE 26
How the Fund is organized

IDS Global Series, Inc., of which IDS Emerging Markets Fund is a part, is an open-end management company, as defined in the Investment Company Act of 1940. It was incorporated on Oct. 28,
1988 in Minnesota.  The Fund headquarters are at 901 S. Marquette
Ave., Suite 2810, Minneapolis, MN 55402-3268.

Shares

IDS Global Series, Inc. currently is composed of five funds, each issuing its own series of capital stock: IDS Emerging Markets Fund, IDS Global Balanced Fund, IDS Global Bond Fund, IDS Global Growth Fund, and IDS Innovations Fund. Each fund is owned by its shareholders. Each fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of a fund. Par value is one cent per share. Both full and fractional shares can be issued.

The shares of each fund making up IDS Global Series, Inc. represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights. Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The board members serve on the boards of all 47 of the funds in the IDS MUTUAL FUND GROUP, except for Mr. Dudley, who is a board member of all the funds except the nine life funds. The members of the Board also serve as members of the Board of the World Trust which manages the investments of the Fund and other accounts. Should any conflict of interest arise between the interests of the shareholders of the Fund and those of the other accounts, the Board will follow written procedures to address the conflict.
PAGE 27
Board members and officers of the Fund

President and interested director

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent board members

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

PAGE 28
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the directors' and officers' biographies.

Investment manager

The Portfolio pays AEFC for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management
Services Agreement, AEFC is paid a fee for these services based on the average daily net assets of the Portfolio, as follows:

     Assets          Annual rate
     (billions)      at each asset level
     First $0.25           1.10%
     Next   0.25           1.08
     Next   0.25           1.06
     Next   0.25           1.04
     Next   1.00           1.02
     Over   2.00           1.00

Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

Administrator and Transfer Agent

The Fund pays AEFC for shareholder accounting and transfer agent services under two agreements. The first, the Administrative Services Agreement, has a declining annual rate beginning at 0.10% and decreasing to 0.05% as assets as assets increase. The second, the Transfer Agency Agreement, has an annual fee per shareholder account as follows:

          o   Class A   $15.00
          o   Class B   $16.00
          o   Class Y   $15.00

Distributor

The Fund has an exclusive distribution agreement with American Express Financial Advisors, a wholly owned subsidiary of AEFC. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications and exchange and redemption requests. The costs of these services is paid partially by the Fund's sales charges.

Persons who buy Class A shares pay a sales charge at the time of purchase. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 plan) of 0.75% of the Fund's average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.

PAGE 29
Financial advisors may receive different compensation for selling Class A, Class B and Class Y shares. Portions of the sales charge also may be paid to securities dealers who have sold the Fund's shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4.0% of the Fund's offering price depending on the monthly sales volume.

Under a Shareholder Service Agreement, the Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Total fees and expenses (excluding taxes and brokerage commissions) cannot exceed the most restrictive applicable state expense limitation.

The expense ratio of the Fund and Portfolio may be higher than that of a fund investing exclusively in domestic securities because the expenses of the Fund and the Portfolio, such as the investment management fee and the custodial costs, are higher. The expense ratio generally is not higher, however, than that of funds with similar investment goals and policies.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on August 31, 1996 were more than $138 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 175 offices and more than 7,900 advisors.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Fund may pay brokerage commissions to broker-dealer affiliates of AEFC.

PAGE 30
Appendix

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Fund may use. At various times the Fund may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Fund's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy and sell an instrument for a set price on a future date. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Fund's investments against price fluctuations or to increase market exposure.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

PAGE 31
IDS Global Balanced Fund

Prospectus
October 31, 1996

The goal of IDS Global Balanced Fund, a part of IDS Global Series, Inc., is to provide a balance of growth of capital and current income.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site
(http://www.sec.gov). The SAI, dated Oct. 31, 1996, is incorporated here by reference. For a free copy, contact American Express Shareholder Service.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN THE FUND INVOLVE INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
612-671-3733
TTY:  800-846-4852

PAGE 32
Table of contents

The Fund in brief
          Goal
          Investment policies and risks
          Manager and distributor
          Portfolio managers
          Alternative purchase arrangements

Sales charge and Fund expenses

Performance
          Total returns

Investment policies and risks
          Facts about investments and their risks
          Alternative investment option
          Valuing Fund shares

How to purchase, exchange or redeem shares
          Alternative purchase arrangements
          How to purchase shares
          How to exchange shares
          How to redeem shares
          Reductions and waivers of the sales charge

Special shareholder services
          Services
          Quick telephone reference

Distributions and taxes
          Dividend and capital gain distributions
          Reinvestments
          Taxes
          How to determine the correct TIN

How the Fund is organized
          Shares
          Voting rights
          Shareholder meetings
          Board members and officers
          Investment manager
          Administrator and transfer agent
          Distributor

About American Express Financial Corporation
          General information

Appendices
          Description of corporate bond ratings
          Descriptions of derivative instruments

PAGE 33
The Fund in brief

Goal

IDS Global Balanced Fund (the Fund) seeks to provide shareholders with a balance of growth of capital and current income. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.

Investment policies and risks

The Fund is a diversified mutual fund that balances its investments between equity and debt securities of companies throughout the world. The Fund also invests in derivative instruments and money market instruments.

Risks arising from investments in foreign securities include fluctuations in currency exchange rates, adverse political and economic developments and lack of comparable regulatory requirements applicable to U.S. companies. You should invest in the Fund only if you are willing to assume these risks.

Manager and distributor

The Fund is managed by American Express Financial Corporation
(AEFC), a provider of financial services since 1894. AEFC currently manages more than $52 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly owned subsidiary of AEFC.

Portfolio managers

Ray Goodner joined AEFC in 1977 and serves as vice president and senior portfolio manager. He has managed the debt portfolio of this Fund since November 1996. He began his career in portfolio management in 1980. He also serves as portfolio manager of Quality Income Portfolio and World Income Portfolio.

Paul Hopkins joined AEFC in 1992 and serves as chief investment officer and executive vice president of IDS International, Inc. He has managed the equity portfolio of this Fund since November 1996. He also serves as portfolio manager of IDS International Fund, IDS Life International Equity Fund and is a part of the portfolio management team for Total Return Portfolio. Prior to joining AEFC, he has been a director of international equities for Banker's Trust.

Alternative purchase arrangements

The Fund offers its shares in three classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee. Class Y shares are sold without a sales charge to qualifying institutional investors.

PAGE 34
Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses
                                       Class A   Class B   Class Y
Maximum sales charge on purchases*
(as a percentage of offering price).......5%        0%        0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)....0%        5%        0%

Annual Fund operating expenses after expense reimbursements**
(% of average daily net assets):
                                       Class A   Class B   Class Y
Management fee***                      0.46%     0.46%     0.46%
12b-1 fee                              0.00      0.75      0.00
Other expenses+                        1.04      1.05      0.87
Total++                                1.50      2.26      1.33

*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."

**Expenses are those expected to be incurred by each class during the fund's initial fiscal period.

***Absent fee waivers, the management fee would be 0.79% for each class.

+Other expenses include an administrative services fee, a shareholder services fee for Class A and Class B, a transfer agency fee and other non-advisory expenses. Absent fee waivers and expenses reimbursements, other expenses are estimated to be 1.10% for Class A, 1.11% for class B and 0.937 for Class Y.

++AEFC and American Express Financial Advisors have agreed to waive certain fees and reimburse expenses, with the exception of 12b-1 fees, to the extent that total expenses for Class A shares exceed 1.50% for a minimum period ending October 31, 1997. Any waiver or reimbursement will apply to each class on a pro rata basis. Absent fee waiver and expense reimbursements, total expenses are estimated to be 1.89% for Class A, 2.65% for Class B, and 1.72% for Class Y.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

PAGE 35
                    1 year       3 years
Class A              $65          $ 95
Class B               73           111
Class B*              23            71
Class Y               14            41

*Assuming Class B shares are not redeemed at the end of the period.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

Performance

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Investment policies and risks

The Fund balances its investments between equity and debt securities of companies throughout the world. Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities of companies located in at least three different countries. The Fund buys equity securities that it believes offer both current income and growth potential. The Fund buys debt securities for stability of value and regular income. No less than 25% of the fund's total assets will be invested in debt securities and debt convertible securities. The Fund also invests in derivative instruments.

The various types of investments the portfolio managers use to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Common stocks: Stock prices are subject to market fluctuations. Stocks of foreign companies may be subject to abrupt or erratic price movements. While many of the Fund's investments are in established companies having adequate financial reserves, some investments involve substantial risk and may be considered speculative.

PAGE 36
Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, the convertible securities trade more like common stock.

Debt securities: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded.

The price of bonds below investment grade may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. These bonds have greater price fluctuations, are more likely to experience a default, and sometimes are referred to as junk bonds. The Fund will not invest more than 20% of its net assets in bonds below investment grade, including Brady bonds. Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds the Fund relies both on independent rating agencies and the investment manager's credit analysis. The Fund may not purchase securities rated lower than B by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P). Securities that are subsequently downgraded in quality may continue to be held by the Fund and will be sold only when the Fund's investment manager believes it is advantageous to do so.

(See Appendix A to this prospectus describing corporate bond ratings for further information.)

Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, the Fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, the Fund may have to sell securities to have sufficient cash to pay the dividends.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to currency fluctuations and political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency may be purchased using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the Fund holds foreign currencies or securities valued in foreign currencies, the value PAGE 37 of those assets will be affected by changes in the value of the currencies relative to the U.S. dollar. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security, and it may be difficult to complete the transaction. The limited liquidity and price fluctuations in emerging markets could make investments in developing countries more volatile. In addition, the Fund may have limited legal recourse in the event a sovereign government is unwilling or unable to pay its debt.

Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. The Fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund will designate cash or appropriate liquid assets to cover its portfolio obligations. No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of Fund's assets at risk to 5%. The Fund is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and other instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The investment manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

PAGE 38
Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally less than 25% of the Fund's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the board.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Fund's net assets.

Portfolio turnover: The Fund does not expect its portfolio turnover rate to exceed 100% during its initial fiscal period.
High portfolio turnover can lead to increased brokerage commissions and taxes.

Alternative investment option

In the future, the board of the Fund may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's assets would be invested in an investment company with the same goal as the Fund, rather than invested directly in a portfolio of securities.

Valuing Fund shares

The public offering price is the net asset value (NAV) adjusted for the sales charge for Class A. It is the NAV for Class B and Class Y.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open).

To establish the net assets, all securities are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board.

o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

PAGE 39
How to purchase, exchange or redeem shares

Alternative purchase arrangements

The Fund offers three different classes of shares - Class A, Class B and Class Y. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.

              Sales charge and
              distribution
              (12b-1) fee                 Service fee          Other information
Class A       Maximum initial             0.175% of average    Initial sales charge
              sales charge of             daily net assets     waived or reduced
              5%; no 12b-1 fee                                 for certain purchases

Class B       No initial sales            0.175% of average    Shares convert to
              charge; maximum CDSC        daily net assets     Class A after eight
              of 5% declines to 0%                             years; CDSC waived in
              after six years; 12b-1                           certain circumstances
              fee of 0.75% of average
              daily net assets

Class Y       None                        None                 Available only to
                                                               certain qualifying
                                                               institutional
                                                               investors

Conversion of Class B shares to Class A shares - Eight calendar years after Class B shares were originally purchased, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without the imposition of any sales charge. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in a pro rata portion as Class B shares purchased other than through reinvestment.

Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The distribution fee (included in "Ongoing expenses") and sales charges are structured so that you will have approximately the same total return at the end of eight years regardless of which class you choose.

                            Sales charges on purchase or redemption

If you purchase Class A                   If you purchase Class B
shares                                    shares

o You will not have all                   o All of your money is
of your purchase price                    invested in shares of
invested.  Part of your                   stock.  However, you will
purchase price will go                    pay a sales charge if you
to pay the sales charge.                  redeem your shares within
PAGE 40
You will not pay a sales                  six years of purchase.
charge when you redeem
your shares.

o You will be able to                     o No reductions of the
take advantage of                         sales charge are
reductions in the sales                   available for large
charge.                                   purchases.

If your investments in IDS funds that are subject to a sales charge total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

                         Ongoing expenses

If you purchase Class A                   If you purchase Class B
shares                                    shares

o Your shares will have                   o The distribution and
a lower expense ratio                      transfer agency fees for
than Class B shares                        Class B will cause your
because Class A does not                   shares to have a higher
pay a distribution fee                     expense ratio and to pay
and the transfer agency                    lower dividends than
fee for Class A is lower                   Class A shares.  After
than the fee for Class B.                  eight years, Class B
As a result, Class A shares                shares will convert to
will pay higher dividends                  Class A shares and you
than Class B shares.                       will no longer be
                                           subject to higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to either a service fee or a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:
     - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
     -   at least $10 million in plan assets or
     -   500 or more participants; or
     -   does not use daily transfer recordkeeping and has
     -   at least $3 million invested in funds of the IDS MUTUAL FUND
         GROUP or
     -   500 or more participants.

PAGE 41
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o    You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

PAGE 42
                                     Three ways to invest

1
By regular account       Send your check and application           Minimum amounts
                         (or your name and account number          Initial investment: $2,000
                         if you have an established account)       Additional
                         to:                                       investments:        $  100
                         American Express Financial Advisors Inc.  Account balances:   $  300*
                         P.O. Box 74                               Qualified retirement
                         Minneapolis, MN  55440-0074               accounts:             none

                         Your financial advisor will help
                         you with this process.

2
By scheduled             Contact your financial advisor            Minimum amounts
investment plan          to set up one of the following            Initial investment: $100
                         scheduled plans:                          Additional
                                                                   investments:        $100/mo.
                         o  automatic payroll deduction            Account balances:   none
                                                                   (on active plans of
                         o  bank authorization                     monthly payments)

                         o  direct deposit of
                            Social Security check

                         o  other plan approved by the Fund

3
By wire                  If you have an established account,       If this information is not
                         you may wire money to:                    included, the order may be
                                                                   rejected and all money
                         Norwest Bank Minneapolis                  received by the Fund, less
                         Routing No. 091000019                     any costs the Fund or AEFC
                         Minneapolis, MN                           incurs, will be returned
                         Attn:    Domestic Wire Dept.              promptly.

                         Give these instructions:                  Minimum amounts
                         Credit IDS Account #00-30-015             Each wire investment: $1,000
                         for personal account # (your
                         account number) for (your name).

*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan.  If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares

You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund may only be made from Class A shares. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

PAGE 43
How to redeem shares

You can redeem your shares at any time.  American Express
Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. If your proceeds from redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.

Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.

                    Two ways to request an exchange or redemption of shares

1
By letter                         Include in your letter:
                                  o  the name of the fund(s)
                                  o  the class of shares to be exchanged or redeemed
                                  o  your account number(s) (for exchanges, both funds must be registered in the same ownership)
                                  o  your Taxpayer Identification Number (TIN)
                                  o  the dollar amount or number of shares you want to exchange or redeem
                                  o  signature of all registered account owners
                                  o  for redemptions, indicate how you want your money delivered to you
                                  o  any paper certificates of shares you hold

                                  Regular mail:
                                          American Express Shareholder Service
                                          Attn:  Redemptions
                                          P.O. Box 534
                                          Minneapolis, MN  55440-0534

                                  Express mail:
                                          American Express Shareholder Service
                                          Attn:  Redemptions
                                          733 Marquette Ave.
                                          Minneapolis, MN  55402

2
By phone
American Express Telephone        o  The Fund and AEFC will honor any telephone exchange or redemption request believed to be
Transaction Service:                 authentic and will use reasonable procedures to confirm that they are.  This includes
800-437-3133 or                      asking identifying questions and tape recording calls.  If reasonable procedures are not
612-671-3800                         followed, the Fund or AEFC will be liable for any loss resulting from fraudulent requests.
                                  o  Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges
                                     NOT apply by writing American Express Shareholder Service.  Each registered owner must sign the request.
                                  o  AEFC answers phone requests promptly, but you may experience delays when call volume is high.  If you are unable to get through, use mail procedure as an alternative.
                                  o  Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
                                  o  Phone privileges may be modified or discontinued at any time.

                                  Minimum amount
                                  Redemption:  $100

                                  Maximum amount
                                  Redemption:  $50,000
/TABLE

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o   Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Redemption policies:

o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same account from which you redeemed. If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

PAGE 45

                     Three ways to receive payment when you redeem shares

1
By regular or express mail                        o  Mailed to the address on record.
                                                  o  Payable to names listed on the account.

                                                     NOTE:  The express mail delivery charges
                                                     you pay will vary depending on the
                                                     courier you select.

2
By wire                                           o  Minimum wire redemption:  $1,000.
                                                  o  Request that money be wired to your bank.
                                                  o  Bank account must be in the same
                                                     ownership as the IDS fund account.

                                                     NOTE:  Pre-authorization required.  For
                                                     instructions, contact your financial
                                                     advisor or American Express Shareholder Service.

3
By scheduled payout plan                          o  Minimum payment:  $50.
                                                  o  Contact your financial advisor or American Express
                                                     Shareholder Service to set up regular
                                                     payments to you on a monthly, bimonthly,
                                                     quarterly, semiannual or annual basis.
                                                  o  Purchasing new shares while under a payout
                                                     plan may be disadvantageous because of
                                                     the sales charges.

Reductions and waivers of the sales charge
Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment         Sales charge as a
                         percent of:*

                         Public    Net
                         offering  amount
                         price     invested

Up to $50,000             5.0%       5.26%
Next $50,000              4.5        4.71
Next $400,000             3.8        3.95
Next $500,000             2.0        2.04
$1,000,000 or more        0.0        0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

Reductions of the sales charge on Class A shares

Your sales charge may be reduced, depending on the totals of:

o   the amount you are investing in this Fund now,

o   the amount of your existing investment in this Fund, if any, and

PAGE 46
o the amount you and your primary household group are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

Other policies that affect your sales charge:

o   IDS Tax-Free Money Fund and Class A shares of IDS Cash
    Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.

o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.

o Purchases made within 30 days after a redemption of shares (up to the amount redeemed):
    - of a product distributed by American Express Financial Advisors in a qualified plan subject to a deferred sales charge or
PAGE 47
    - in a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

o Purchases made with dividend or capital gain distributions from another fund in the IDS MUTUAL FUND GROUP that has a sales charge.

o   Purchases made through American Express Strategic Portfolio
    Service (total amount of all investments made in the Strategic Portfolio Service must be at least $50,000).

o   Purchases made under the University of Texas System ORP.

*Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the                     for the CDSC is:

First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

PAGE 48
Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

Waivers of the contingent deferred sales charge

The CDSC on Class B shares will be waived on redemptions of shares:

o   In the event of the shareholder's death,
o Purchased by any board member, officer or employee of a fund or AEFC or its subsidiaries,
o   Purchased by any American Express financial advisor,
o   Held in a trusteed employee benefit plan,
o Held in IRAs or certain qualified plans for which American Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
    -    at least 59-1/2 years old, and
    - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by American Express Financial Advisors, or a custodian-to-custodian transfer to a product not distributed by American Express Financial Advisors, the CDSC will not be waived), or
    - redeeming under an approved substantially equal periodic payment arrangement.

For investors in Class A shares who have over $1 million invested in one year, the 1% CDSC on redemption of those shares will be waived in the same circumstances described for Class B.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information - which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

PAGE 49
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current Fund prices and performance, account values and recent account transactions
National/Minnesota:   800-272-4445
Mpls./St. Paul area:  671-1630

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividend and capital gain distributions

The Portfolio allocates investment income from dividends and interest and net realized capital gains or losses, if any, to the Fund. The Fund deducts direct and allocated expenses from the investment income. The Fund's net investment income is distributed to you at the end of the calendar year as dividends. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is sold for a higher price than was paid for it. The Fund will offset any net realized capital gains by any available capital loss carryover. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they're distributed, both net investment income and net long-term capital gains are included in the value of each share. After they're distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class.

PAGE 50
Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you in cash, or

o you direct the Fund to invest your distributions in any publicly available IDS fund for which you've previously opened an account. You pay no sales charge on shares purchased through reinvestment from this Fund into any IDS fund.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code. The Fund will notify you if a credit or deduction is available.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

PAGE 51
Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o   a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o   criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN

                                 Use the Social Security or
For this type of account:        Employer Identification number of:

Individual or joint account      The individual or individuals
                                 listed on the account

Custodian account of a minor     The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                   The grantor-trustee (the person
                                 who puts the money into the trust)

An irrevocable trust, pension    The legal entity (not the
trust or estate                  personal representative or
                                 trustee, unless no legal entity is
                                 designated in the account title)

Sole proprietorship              The owner

Partnership                      The partnership

Corporate                        The corporation

Association, club or             The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form
W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.
PAGE 52
How the Fund is organized

IDS Global Series, Inc., of which IDS Global Balanced Fund is a part, is an open-end management company, as defined in the Investment Company Act of 1940. It was incorporated on Oct. 28,
1988 in Minnesota.  The Fund headquarters are at 901 S. Marquette
Ave., Suite 2810, Minneapolis, MN 55402-3268.

Shares

IDS Global Series, Inc. currently is composed of five funds, each issuing its own series of capital stock: IDS Emerging Markets Fund, IDS Global Balanced Fund, IDS Global Bond Fund, IDS Global Growth Fund and IDS Innovations Fund. Each fund is owned by its shareholders. Each fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of a fund. Par value is one cent per share. Both full and fractional shares can be issued.

The shares of each fund making up IDS Global Series, Inc. represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights. Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The board members serve on the boards of all 47 funds in the IDS MUTUAL FUND GROUP, except for Mr. Dudley, who is a board member of all the funds except the 9 life Funds.

PAGE 53
Board members and officers of the Fund

President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent board members

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

PAGE 54
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the board members' and officers' biographies.

Investment manager

The Fund pays AEFC for managing its assets.  Under its Investment
Management Services Agreement, AEFC is paid a fee for these services based on the average daily net assets of the Fund, as follows:

  Assets            Annual rate
(billions)      at each asset level
First $0.25           0.790%
Next   0.25           0.765
Next   0.25           0.740
Next   0.25           0.715
Next   1.00           0.690
Over   2.00           0.665

Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

Administrator and transfer agent

The Fund pays AEFC for shareholder accounting and transfer agent services under two agreements. The first, the Administrative Services Agreement, has a declining annual rate beginning at 0.06% and decreasing to 0.035% as assets increase. The second, the Transfer Agency Agreement, has an annual fee per shareholder account as follows:

    o   Class A  $15
    o   Class B  $16
    o   Class Y  $15

Distributor

The Fund has an exclusive distribution agreement with American Express Financial Advisors Inc., a wholly owned subsidiary of AEFC. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications, and exchange and redemption requests.

Persons who buy Class A shares pay a sales charge at the time of purchase. Persons who buy Class B shares are subject to a contingent deferred sales charge on redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 plan) of 0.75% of the Fund's average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.

PAGE 55
Financial advisors may receive different compensation for selling Class A, Class B and Class Y shares. Portions of the sales charge also may be paid to securities dealers who have sold the Fund's shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4.0% of the Fund's offering price depending on the monthly sales volume.

Under a Shareholder Service Agreement, the Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Total fees and expenses (excluding taxes and brokerage commissions) cannot exceed the most restrictive applicable state expense limitation.

The expense ratio of the Fund may be higher than that of a fund investing exclusively in domestic securities because the expenses of the Fund, such as the investment management fee and the custodial costs, are higher. The expense ratio generally is not higher, however, than that of funds with similar investment goals and policies.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on August 31, 1996 were more than $138 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 175 offices and more than 7,900 advisors.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Fund may pay brokerage commissions to broker-dealer affiliates of AEFC.

PAGE 56
Appendix A

Description of corporate bond ratings

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change, which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D. The following is a compilation of the two agencies' rating descriptions. For further information, see the SAI.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Portfolio's objectives and policies. When assessing the risk involved in each non-rated security, the Portfolio will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 57
Definitions of zero-coupon and pay-in-kind securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 58
Appendix B

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Fund may use. At various times the Fund may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Fund's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy and sell an instrument for a set price on a future date. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Fund's investments against price fluctuations or to increase market exposure.

Asset-backed and mortgage-backed securities. Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Inverse floaters. Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

PAGE 59
Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

PAGE 60
IDS Innovations Fund

Prospectus
Oct. 31, 1996

The goal of IDS Innovations Fund, a part of IDS Global Series,
Inc., is long-term growth of capital.

The Fund seeks to achieve its goal by investing all of its assets in World Technologies Portfolio of World Trust. The Portfolio is a separate investment company managed by American Express Financial Corporation that has the same goal as the Fund. This arrangement is commonly known as a master/feeder structure.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site
(http://www.sec.gov). The SAI, dated Oct. 31, 1996, is incorporated here by reference. For a free copy, contact American Express Shareholder Service.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN THE FUND INVOLVE INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
612-671-3733
TTY:  800-846-4852

PAGE 61
Table of contents

The Fund in brief
       Goal
       Investment policies and risks
       Structure of the Fund
       Manager and distributor
       Portfolio manager
       Alternative purchase arrangements

Sales charge and Fund expenses

Performance
       Financial highlights
       Total returns

Investment policies and risks
       Facts about investments and their risks
       Special considerations regarding master/feeder structure
       Valuing Fund shares

How to purchase, exchange or redeem shares
       Alternative purchase arrangements
       How to purchase shares
       How to exchange shares
       How to redeem shares
       Reductions and waivers of the sales charge

Special shareholder services
       Services
       Quick telephone reference

Distributions and taxes
       Dividend and capital gain distributions
       Reinvestments
       Taxes
       How to determine the correct TIN

How the Fund is organized
       Shares
       Voting rights
       Shareholder meetings
       Board members and officers
       Investment manager
       Administrator and transfer agent
       Distributor

About American Express Financial Corporation
       General information

Appendix
       Descriptions of derivative instruments

PAGE 62
The Fund in brief

Goal

IDS Innovations Fund (the Fund) seeks to provide shareholders with long-term growth of capital. It does so by investing all of its assets in World Technologies Portfolio (the Portfolio) of World Trust (the Trust) rather than by directly investing in and managing its own portfolio of securities. Both the Fund and the Portfolio are diversified investment companies that have the same goals. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.

The Fund may withdraw its assets from the Portfolio at any time if the board determines that it is in the best interests of the Fund to do so. In such event, the Fund would consider what action should be taken, including whether to retain an investment advisor to manage the Fund's assets directly or to reinvest all of the Fund's assets in another pooled investment entity.

Investments policies and risks

Both the Fund and the Portfolio have the same investment policies. Accordingly, the Portfolio invests primarily in common stocks of companies within the information technology sector, a sector the Fund anticipates will be characterized by continuous innovations. The companies are located anywhere in the world, but investments will be in at least three different countries. The Portfolio also invests in debt securities, derivative instruments and money market instruments, but income considerations are not a factor for evaluating investments for the Portfolio.

Because the Portfolio's investments are concentrated in the information technology industries, the value of its assets will be especially affected by factors peculiar to those industries and may fluctuate more widely than a portfolio which invests in a broader range of industries.

Risks arising from investments in foreign securities include fluctuations in currency exchange rates, adverse political and economic developments and lack of comparable regulatory requirements applicable to U.S. companies. You should invest in the Fund only if you are willing to assume these risks.

Structure of the Fund

This Fund uses what is commonly known as a master/feeder structure. This means that it is a feeder fund that invests all of its assets in the Portfolio which is its master fund. The Portfolio actually invests in and manages the securities and has the same goal and investment policies as the Fund. This structure is described in more detail in the section captioned "Special considerations regarding master/feeder structure". Here is an illustration of the structure:

                         Investors
                  buy shares in the Fund

                         The Fund
                 invests in the Portfolio

                       The Portfolio
                  invests in securities,
                 such as stocks or bonds

Manager and distributor

The Portfolio is managed by American Express Financial Corporation
(AEFC), a provider of financial services since 1894. AEFC currently manages more than $52 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly owned subsidiary of AEFC.

Portfolio manager

Louis Giglio joined AEFC in January of 1994. Prior to that, he had eight years of experience as a financial analyst with Bear, Stearns & Co. Inc. covering the microcomputer software and computer services industries.

Alternative purchase arrangements

The Fund offers its shares in three classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee. Class Y shares are sold without a sales charge to qualifying institutional investors.

Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares and include expenses charged by the Fund and the Portfolio. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses
                                       Class A   Class B   Class Y
Maximum sales charge on purchases*
(as a percentage of offering price).......5%        0%        0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)....0%        5%        0%

Annual Fund and allocated Portfolio operating expenses after expense reimbursements**
(% of average daily net assets):

                                       Class A   Class B   Class Y
Management fee***                       0.72%     0.72%     0.72%
12b-1 fee                               0.00%     0.75%     0.00%
Other expenses+                         0.63%     0.63%     0.46%
Total++                                 1.35%     2.10%     1.18%

*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."

**Expenses are those expected to be incurred by each class during the Fund's initial fiscal period ending Oct. 31, 1997.

***The management fee is paid by the Trust on behalf of the Portfolio.

+Other expenses include an administrative services fee, a shareholder services fee for Class A and Class B, a transfer agency fee and other non-advisory expenses. Absent fee waivers and expense reimbursements, other expenses are estimated to be 1.16% for Class A, 1.16% for Class B, and 0.99% for Class Y.

++AEFC and American Express Financial Advisors have agreeed to waive certain fees and reimburse expenses, with the exception of 12b-1 fees, to the extent that total expenses for Class A shares exceed 1.35% for a minimum period ending Oct. 31, 1997. Any waiver or reimbursement will apply to each class on a pro rata basis. Absent fee waiver and expense reimbursements, total expenses are estimated to be 1.88% for Class A, 2.63% for Class B, and 1.71% for Class Y.

Example: Suppose for each year for the next three years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

                    1 year       3 years
Class A              $63          $ 91
Class B               71           106
Class B*              21            66
Class Y               12            37

*Assuming Class B shares are not redeemed at the end of the period.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

PAGE 65
Performance

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Investment policies and risks

The Fund and the Portfolio have the same investment policies. The Portfolio invests primarily in common stocks and securities convertible into common stocks of companies within the information technology sector. The companies are located anywhere in the world, but investments will be in at least three different countries. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in companies in the information technology sector. The Portfolio also invests in preferred stocks, debt securities, derivative instruments and money market instruments.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Information Technology sector: Companies in this sector include companies that the investment manager considers to be principally engaged in the development, advancement, production, distribution, and/or use of products or services related to information processing, data processing, and/or information presentation. Industry sectors likely to be included are (but are not limited to): computer hardware and peripheral products, business software, consumer and educational software, data networking, telecommunications equipment, telecommunications service providers, computer services, semiconductor manufacturers and equipment makers, media and information services.

Because the Portfolio's investments are concentrated in these industries, the value of its shares will be affected by factors influencing these industries and may fluctuate more than shares of a Portfolio that invests in a broader range of industries. For example, changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services in these industries. Technologies that change rapidly create the risk of swift obsolescence. The development of new products and services can be very capital intensive, leaving the possibility that companies may not be able to recover their investment or meet their obligations. Securities of smaller, less seasoned companies may be subject to greater price fluctuation, PAGE 66 limited liquidity and above-average investment risk.

Common stocks: Stock prices are subject to market fluctuations. Stocks of foreign companies may be subject to abrupt or erratic price movements. While many of the Portfolio's investments are in established companies having adequate financial reserves, some investments involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, the convertible securities trade more like common stock.

Debt securities: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded. The price of bonds below investment grade may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. These bonds have greater price fluctuations and are more likely to experience a default. The Portfolio may invest up to 20% of its net assets in bonds. The Portfolio will not invest more than 5% of its net assets in bonds below investment grade, including Brady Bonds. Securities that are subsequently downgraded in quality may continue to be held by the Portfolio and will be sold only when the investment manager believes it is advantageous to do so.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to currency fluctuations and political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency may be purchased using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the Portfolio holds foreign currencies or securities valued in foreign currencies, the value of those assets will be affected by changes in the value of the currencies relative to the U.S. dollar. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security, and it may be difficult to complete the transaction. The limited liquidity and price fluctuations in emerging markets could make investments in developing countries more volatile.
PAGE 67
Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. The Portfolio will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Portfolio will designate cash or appropriate liquid assets to cover its portfolio obligations. No more than 5% of the Portfolio's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of the Portfolio's assets at risk to 5%. The Portfolio is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and other instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of the Portfolio's net assets will be held in securities and other instruments that are illiquid.

Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally less than 25% of the Portfolio's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the boards.
PAGE 68
Lending portfolio securities: The Portfolio may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Portfolio's net assets.

Portfolio turnover: The Portfolio does not expect its portfolio turnover rate to exceed 150% during its initial fiscal period.
High portfolio turnover can lead to increased brokerage commissions and taxes.

Special considerations regarding master/feeder structure

The Fund pursues its goal by investing its assets in a master fund called the Portfolio. This means that the Fund does not invest directly in securities; rather the Portfolio invests in and manages its portfolio of securities. The Portfolio is a separate investment company, but it has the same goals and investment policies as the Fund. The goals and investment policies of the Portfolio are described under the captions "Investment policies and risks" and "Facts about investments and their risks." Additional information on investment policies may be found in the SAI.

Board considerations: The board considered the advantages and disadvantages of investing the Fund's assets in the Portfolio. The board believes that the master/feeder structure can be in the best interest of the Fund and its shareholders since it offers the opportunity for economies of scale. The Fund may redeem all of its assets from the Portfolio at any time. Should the board determine that it is in the best interest of the Fund and its shareholders to terminate its investment in the Portfolio, it would consider hiring an investment advisor to manage the Fund's assets, or other appropriate options. The Fund would terminate its investment if the Portfolio changed its goals, investment policies or restrictions without the same change being approved by the Fund.

Other feeders: The Portfolio sells securities to other affiliated mutual funds and may sell securities to non-affiliated investment companies and institutional accounts (known as feeders). These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Advisors at 1-800-AXP-SERV.

Each feeder that invests in the Portfolio is different and activities of its investors may adversely affect all other feeders, including the Fund. For example, if one feeder decides to terminate its investment in the Portfolio, the Portfolio may elect to redeem in cash or in kind. If cash is used, the Portfolio will incur brokerage, taxes and other costs in selling securities to raise the cash. This may result in less investment diversification if entire investment positions are sold, and it also may result in PAGE 69 less liquidity among the remaining assets. If in-kind distribution is made, a smaller pool of assets remains that may affect brokerage rates and investment options. In both cases, expenses may rise since there are fewer assets to cover the costs of managing those assets.

Shareholder meetings: Whenever the Portfolio proposes to change a fundamental investment policy or to take any other action requiring approval of its security holders, the Fund will hold a shareholder meeting. The Fund will vote for or against the Portfolio's proposals in proportion to the vote it receives for or against the same proposals from its shareholders.

Valuing Fund shares

The public offering price is the net asset value (NAV) adjusted for the sales charge for Class A. It is the NAV for Class B and Class
Y. The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open).

To establish the net assets, all securities held by the Portfolio are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board of directors.

o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

How to purchase, exchange or redeem shares

Alternative purchase arrangements

The Fund offers three different classes of shares - Class A, Class B and Class Y. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.

              Sales charge and
              distribution
              (12b-1) fee                 Service fee          Other information
Class A       Maximum initial             0.175% of average    Initial sales charge
              sales charge of             daily net assets     waived or reduced
              5%; no 12b-1 fee                                 for certain purchases
PAGE 70
Class B       No initial sales            0.175% of average    Shares convert to
              charge; maximum CDSC        daily net assets     Class A after eight
              of 5% declines to 0%                             years; CDSC waived in
              after six years; 12b-1                           certain circumstances
              fee of 0.75% of average
              daily net assets

Class Y       None                        None                 Available only to
                                                               certain qualifying
                                                               institutional
                                                               investors

Conversion of Class B shares to Class A shares - Eight calendar years after Class B shares were originally purchased, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without the imposition of any sales charge. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in a pro rata portion as the Class B shares purchased other than through reinvestment.

Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The distribution fee (included in "Ongoing expenses") and sales charges are structured so that you will have approximately the same total return at the end of eight years regardless of which class you choose.

                            Sales charges on purchase or redemption

If you purchase Class A                   If you purchase Class B
shares                                    shares

o You will not have all                   o All of your money is
of your purchase price                    invested in shares of
invested.  Part of your                   stock.  However, you will
purchase price will go                    pay a sales charge if you
to pay the sales charge.                  redeem your shares within
You will not pay a sales                  six years of purchase.
charge when you redeem
your shares.

o You will be able to                     o No reductions of the
take advantage of                         sales charge are
reductions in the sales                   available for large
charge.                                   purchases.

If your investments in IDS funds that are subject to a sales charge total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

PAGE 71
                                       Ongoing expenses

If you purchase Class A                   If you purchase Class B
shares                                    shares

o Your shares will have                   o The distribution and
a lower expense ratio                     transfer agency fees for
than Class B shares                       Class B will cause your
because Class A does not                  shares to have a higher
pay a distribution fee                    expense ratio and to pay
and the transfer agency                   lower dividends than
fee for Class A is lower                  Class A shares.  After
than the fee for Class B.                 eight years, Class B
As a result, Class A shares               shares will convert to
will pay higher dividends                 Class A shares and you
than Class B shares.                      will no longer be subject
                                          to higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to either a service fee or a distribution fee. The following investors are eligible to purchase Class Y shares:

       o Qualified employee benefit plans* if the plan:
       - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
       - at least $10 million in plan assets or
       - 500 or more participants; or
       - does not use daily transfer recordkeeping and has
       - at least $3 million invested in funds of the IDS MUTUAL
         FUND GROUP or
       - 500 or more participants.

       o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

       o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

PAGE 72
How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o      You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                                     Three ways to invest
1
By regular account  Send your check and application           Minimum amounts
                    (or your name and account number          Initial investment: $2,000
                    if you have an established account)       Additional
                    to:                                       investments:        $  100
                    American Express Financial Advisors Inc.  Account balances:   $  300*
                    P.O. Box 74                               Qualified retirement
                    Minneapolis, MN  55440-0074               accounts:             none

                    Your financial advisor will help
                    you with this process.

PAGE 73
2
By scheduled        Contact your financial advisor            Minimum amounts
investment plan     to set up one of the following            Initial investment: $100
                    scheduled plans:                          Additional
                                                              investments:        $100/mo.
                    o  automatic payroll deduction            Account balances:   none
                                                              (on active plans of
                    o  bank authorization                     monthly payments)

                    o  direct deposit of
                       Social Security check

                    o  other plan approved by the Fund

3
By wire             If you have an established account,       If this information is not
                    you may wire money to:                    included, the order may be
                                                              rejected and all money
                    Norwest Bank Minneapolis                  received by the Fund, less
                    Routing No. 091000019                     any costs the Fund or AEFC
                    Minneapolis, MN                           incurs, will be returned
                    Attn:  Domestic Wire Dept.                promptly.

                    Give these instructions:                  Minimum amounts
                    Credit IDS Account #00-30-015             Each wire investment: $1,000
                    for personal account # (your
                    account number) for (your name).

*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan.  If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares

You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund may be made only from Class A shares. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

How to redeem shares

You can redeem your shares at any time.  American Express
Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of PAGE 74 business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. If your proceeds on your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.
Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.

                    Two ways to request an exchange or redemption of shares
1
By letter                         Include in your letter:
                                  o  the name of the fund(s)
                                  o  the class of shares to be exchanged or redeemed
                                  o  your account number(s) (for exchanges, both funds must be registered in the same ownership)
                                  o  your Taxpayer Identification Number (TIN)
                                  o  the dollar amount or number of shares you want to exchange or redeem
                                  o  signature of all registered account owners
                                  o  for redemptions, indicate how you want your money delivered to you
                                  o  any paper certificates of shares you hold

                                  Regular mail:
                                         American Express Shareholder Service
                                         Attn:  Redemptions
                                         P.O. Box 534
                                         Minneapolis, MN  55440-0534

                                  Express mail:
                                         American Express Shareholder Service
                                         Attn:  Redemptions
                                         733 Marquette Ave.
                                         Minneapolis, MN  55402

2
By phone
American Express Telephone        o  The Fund and AEFC will honor any telephone exchange or redemption request believed to be
Transaction Service:              authentic and will use reasonable procedures to confirm that they are.  This includes
800-437-3133 or                   asking identifying questions and tape recording calls.  If reasonable procedures are
612-671-3800                      not followed, the Fund or AEFC will be liable for any loss resulting from fraudulent requests.
                                  o  Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges.  NOT apply by writing American Express Shareholder Service.  Each registered owner must sign the request.
                                  o  AEFC answers phone requests promptly, but you may experience delays when call volume is high.  If you are unable to get through, use mail procedure as an alternative.
                                  o  Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
                                  o  Phone privileges may be modified or discontinued at any time.

                                  Minimum amount
                                  Redemption:   $100

                                  Maximum amount
                                  Redemption:  $50,000

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or PAGE 75 other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Redemption policies:

o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same account from which you redeemed.
If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

                     Three ways to receive payment when you redeem shares
1
By regular or express mail                      o  Mailed to the address on record.
                                                o  Payable to names listed on the account.

                                                   NOTE:  The express mail delivery charges
                                                   you pay will vary depending on the
                                                   courier you select.

PAGE 76
2
By wire                                         o  Minimum wire redemption:  $1,000.
                                                o  Request that money be wired to your bank.
                                                o  Bank account must be in the same
                                                   ownership as the IDS fund account.

                                                   NOTE:  Pre-authorization required.  For
                                                   instructions, contact your financial
                                                   advisor or American Express Shareholder Service.

3
By scheduled payout plan                        o  Minimum payment:  $50.
                                                o  Contact your financial advisor or American Express
                                                   Shareholder Service to set up regular
                                                   payments to you on a monthly, bimonthly,
                                                   quarterly, semiannual or annual basis.
                                                o  Purchasing new shares while under a payout
                                                   plan may be disadvantageous because of
                                                   the sales charges.

Reductions and waivers of the sales charge

Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment         Sales charge as a
                         percent of:*

                         Public    Net
                         offering  amount
                         price     invested

Up to $50,000             5.0%       5.26%
Next $50,000              4.5        4.71
Next $400,000             3.8        3.95
Next $500,000             2.0        2.04
$1,000,000 or more        0.0        0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

Reductions of the sales charge on Class A shares

Your sales charge may be reduced, depending on the totals of:

o  the amount you are investing in this Fund now,

o  the amount of your existing investment in this Fund, if any, and

o the amount you and your primary household group are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

PAGE 77
Other policies that affect your sales charge:

o  IDS Tax-Free Money Fund and Class A shares of IDS Cash
Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired trustees, directors, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.

o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.

o Purchases made within 30 days after a redemption of shares (up to the amount redeemed):
   - of a product distributed by American Express Financial Advisors in a qualified plan subject to a deferred sales charge or
   - in a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

o Purchases made with dividend or capital gain distributions from another fund in the IDS MUTUAL FUND GROUP that has a sales charge. PAGE 78
o  Purchases made through American Express Strategic Portfolio
Service (total amount of all investments made in the Strategic
Portfolio Service must be at least $50,000).

o  Purchases made under the University of Texas System ORP.

*Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the                     for the CDSC is:

First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value. The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

PAGE 79
Waivers of the contingent deferred sales charge

The CDSC on Class B shares will be waived on redemptions of shares:

o In the event of the shareholder's death,
o Purchased by any trustee, director, officer or employee of a fund or AEFC or its subsidiaries,
o Held in a trusteed employee benefit plan,
o Held in IRAs or certain qualified plans for which American
Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
       - at least 59-1/2 years old, and
       - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by American Express Financial Advisors, or a custodian-to-custodian transfer to a product not distributed by American Express Financial Advisors, the CDSC will not be waived), or
       - redeeming under an approved substantially equal periodic payment arrangement.

For investors in Class A shares who have over $1 million invested in one year, the 1% CDSC on redemption of those shares will be waived in the same circumstances described for Class B.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information - which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733
PAGE 80
TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current Fund prices and performance, account values and recent account transactions
National/Minnesota:   800-272-4445
Mpls./St. Paul area:  671-1630

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gains distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Portfolio allocates investment income from dividends and interest and net realized capital gains or losses, if any, to the Fund. The Fund deducts direct and allocated expenses from the investment income. The Fund's net investment income is distributed to you at the end of the calendar year as dividends. Short-term capital gains are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is sold for a higher price than was paid for it. The Fund will offset any net realized capital gains by any available capital loss carryover. Net realized capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they're distributed, both net investment income and net long-term capital gains are included in the value of each share. After they're distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you in cash, or

PAGE 81
o you direct the Fund to invest your distributions in any publicly available IDS fund for which you've previously opened an account. You pay no sales charge on shares purchased through reinvestment from this Fund into any IDS fund.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

The Fund has applied for a Private Letter Ruling from the Internal Revenue Service requesting that, for purposes of the Internal Revenue code, the Fund will be regarded as directly holding its allocable share of the income and gain realized by the Portfolio. Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code. The Fund will notify you if such credit or deduction is available.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be PAGE 82 certified under penalties of perjury on your application when you open an account at AEFC.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o      a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o      criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN

                                                 Use the Social Security or
For this type of account:                        Employer Identification number
                                                 of:

Individual or joint account                      The individual or individuals
                                                 listed on the account Custodian
                                                 account of a minor The minor
(Uniform Gifts/Transfers
to Minors Act)

A living trust                                   The grantor-trustee (the person
                                                 who puts the money into the
                                                 trust)

An irrevocable trust, pension                    The legal entity (not the
trust or estate                                  personal representative or
                                                 trustee, unless no legal entity
                                                 is designated in the account
                                                 title)

Sole proprietorship                              The owner

Partnership                                      The partnership

Corporate                                        The corporation

Association, club or                             The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form
W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

PAGE 83
How the Fund is organized

IDS Global Series, Inc., of which IDS Innovations Fund is a part, is an open-end management company, as defined in the Investment Company Act of 1940. It was incorporated on Oct. 28, 1988 in Minnesota. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

Shares

IDS Global Series, Inc. currently is composed of five funds, each issuing its own series of capital stock: IDS Emerging Markets Fund, IDS Global Balanced Fund, IDS Global Bond Fund, IDS Global Growth Fund and IDS Innovations Fund. Each fund is owned by its shareholders. Each fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of a fund. Par value is one cent per share. Both full and fractional shares can be issued.

The shares of each fund making up IDS Global Series, Inc. represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights. Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the directors may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove directors.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The board members serve on the boards of all 47 of the funds in the IDS MUTUAL FUND GROUP, except for Mr. Dudley, who is a director of all the funds except the nine life funds. The members of the Board also serve as members of the Board of World Trust which manages the investments of the Fund and other accounts. Should any conflict of interest arise between the interests of the shareholders of the Fund and those of the other accounts, the Board will follow written procedures to address the conflict.
PAGE 84
Board members and officers

President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent directors

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

PAGE 85
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the directors' and officers' biographies.

Investment manager

The Portfolio pays AEFC for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management
Services Agreement, AEFC is paid a fee for these services based on the average daily net assets of the Portfolio, as follows:

  Assets       Annual rate at
(billions)    each asset level
First $0.25        0.720%
Next   0.25        0.695
Next   0.25        0.670
Next   0.25        0.645
Next   1.00        0.620
Over   2.00        0.595

Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

Administrator and transfer agent

The Fund pays AEFC for shareholder accounting and transfer agent services under two agreements. The first, the Administrative Services Agreement, has a declining annual rate beginning at 0.060% and decreasing to 0.035% as assets increase. The second, the Transfer Agency Agreement, has an annual fee per shareholder account as follows:

       o  Class A  $15.00
       o  Class B  $16.00
       o  Class Y  $15.00

Distributor

The Fund has an exclusive distribution agreement with American Express Financial Advisors, a wholly owned subsidiary of AEFC. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications and exchange and redemption requests. The costs of these services is paid partially by the Fund's sales charges.

Persons who buy Class A shares pay a sales charge at the time of purchase. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 plan) of 0.75% of the Fund's average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.

PAGE 86
Financial advisors may receive different compensation for selling Class A, Class B and Class Y shares. Portions of the sales charge also may be paid to securities dealers who have sold the Fund's shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4.0% of the Fund's offering price depending on the monthly sales volume.

Under a Shareholder Service Agreement, the Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Total fees and expenses (excluding taxes and brokerage commissions) cannot exceed the most restrictive applicable state expense limitation.

The expense ratio of the Fund may be higher than that of a fund investing exclusively in domestic securities because the expenses of the Fund and the Portfolio, such as the investment management fee and the custodial costs, are higher. The expense ratio generally is not higher, however, than that of funds with similar investment goals and policies.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services. Besides managing investments for all funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on August 31, 1996 were more than $138 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 175 offices and more than 7,900 advisors.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company (American
Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Portfolio may pay brokerage commissions to broker-dealer affiliates of AEFC.

PAGE 87
Appendix

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Portfolio may use. At various times the Portfolio may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Portfolio's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy and sell an instrument for a set price on a future date. The Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Portfolio's investments against price fluctuations or to increase market exposure.

Asset-backed and mortgage-backed securities. Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

                                   IDS EMERGING MARKETS FUND





                              STATEMENT OF ADDITIONAL INFORMATION

                                             FOR

                                   IDS EMERGING MARKETS FUND

                                       October 31, 1996


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.

This SAI is dated October 31, 1996, and it is to be used with the prospectus dated October 31, 1996.

PAGE 89
                                       TABLE OF CONTENTS

Goal and Investment Policies......................See Prospectus

Additional Investment Policies................................p. 3

Security Transactions.........................................p. 7

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation........................p. 9

Performance Information.......................................p. 9

Valuing Fund Shares...........................................p.10

Investing in the Fund.........................................p.11

Redeeming Shares..............................................p.15

Pay-out Plans.................................................p.16

Taxes.........................................................p.17

Agreements....................................................p.19

Board Members and Officers....................................p.22

Custodian.....................................................p.25

Independent Auditors..........................................p.25

Prospectus....................................................p.25

Appendix A:  Bond Ratings.....................................p.26

Appendix B:  Foreign Currency Transactions....................p.29

Appendix C:  Options and Futures Contracts....................p.34

Appendix D:  Mortgage-Backed Securities.......................p.41

Appendix E:  Dollar-Cost Averaging............................p.42

PAGE 90
ADDITIONAL INVESTMENT POLICIES

The Fund pursues its goals by investing all of its assets in Emerging Markets Portfolio (the "Portfolio") of the World Trust
(the "Trust"), a seperate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies and restrictions as the Fund.

Fundamental investment restrictions adopted by the Fund or Portfolio cannot be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as defined in the Investment Company Act of 1940 (the 1940 Act). Whenever a Fund is requested to vote on a change in the investment restrictions of the corresponding Portfolio, the Fund will hold a meeting of Fund shareholders and will cast the Fund's vote as instructed by the shareholders.

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies of the Fund and the Portfolio and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund and Portfolio will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Portfolio's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

PAGE 91
'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express
Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

'Lend Portfolio securities in excess of 30% of its net assets. The current policy of the Portfolio's board is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the prospectus and SAI) may be deemed to constitute issuing a senior security.

Unless changed by the board, the Fund and Portfolio will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest more than 10% of its total assets in securities of investment companies. Under one state's law, the Portfolio is limited to investments in the open market where no commission or profit to a sponsor or dealer results from the purchase other than

PAGE 92
the customary broker's commission, or when the purchase is part of a plan or merger, consolidation, reorganization or acquisition. Some countries permit foreign investment only indirectly, through closed-end investment companies. At times, shares of these closed-end investment companies may be purchased only at market prices representing premiums to their net asset values. If the Portfolio buys shares of a closed-end investment company, shareholders will bear both their proportionate share of the expenses of the Portfolio and, indirectly, the expenses of the closed-end investment company. The Portfolio has no current intention to invest more than 5% of its total assets in securities of other investment companies.

'Invest in a company to control or manage it.

'Invest in exploration or development programs such as oil, gas or mineral leases.

'Purchase securities of an issuer if the board members and officers of the Portfolio and of American Express Financial Corporation
(AEFC) hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Portfolio's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper

PAGE 93
programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to this practice. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Portfolio also may purchase short-term notes and obligations (rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent) of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired. As a temporary investment, during periods of weak or declining market values for the securites in which the Portfolio invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short-term debt securities discussed in this paragraph.

Depositary Receipts: American Depositary Receipts (ADRs) are depository receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.

PAGE 94
Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a discussion on bond ratings, see Appendix A. For a discussion about foreign currency transactions, see Appendix B. For a discussion on options and futures contracts, see Appendix C. For a discussion on mortgage-backed securities, see Appendix D.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Portfolio's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP and other funds for which it acts as investment advisor.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the

PAGE 95
future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Portfolio to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Portfolio it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has assured the Portfolio that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund or account.

Each investment decision made for the Portfolio is made independently from any decision made for another Portfolio or other account advised by AEFC or any AEFC subsidiary. When the Portfolio buys or sells the same security as another portfolio, fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Portfolio, the Portfolio hopes to gain an overall advantage in execution. AEFC has assured the Portfolio it will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

PAGE 96
BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Portfolio according to procedures adopted by the Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Portfolio will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Portfolio and (ii) the affiliate charges the Portfolio commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return quotations used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of these and any other methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

PAGE 97
Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                             ERV - P
                                P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES

The value of an individual share for each class is determined by using the net asset value before shareholder transactions for the day.

In determining net assets before shareholder transactions, the Portfolio's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

PAGE 98
'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.

INVESTING IN THE FUND

Sales Charge

Shares of the Fund are sold at the public offering price determined at the close of business on the day an application is accepted.
The public offering price is the net asset value of one share adjusted for a sales charge, if applicable. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, is determined by dividing the net asset value of one share by 0.95 (1.00-0.05 for a maximum 5% sales charge). The sales charge is paid to American Express Financial Advisors by the person buying the shares.

PAGE 99
Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                       Within each increment,
                                         sales charge as a
                                           percentage of:
                               Public                      Net
Amount of Investment       Offering Price           Amount Invested

First     $   50,000           5.0%                      5.26%
Next          50,000           4.5                       4.71
Next         400,000           3.8                       3.95
Next         500,000           2.0                       2.04
$1,000,000 or more             0.0                       0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                               On total investment, sales
                                             charge as a percentage of
                                        Public                         Net
                                   Offering Price              Amount Invested
Amount of Investment                            ranges from:
First    $   50,000                        5.00%                       5.26%
More than    50,000 to   100,000      5.00-4.50                   5.26-4.71
More than   100,000 to   500,000      4.50-3.80                   4.71-3.95
More than   500,000 to   999,999      3.80-2.00                   3.95-2.04
$1,000,000 or more                    0.00                        0.00

The initial sales charge is waived for certain qualified plans that meet the requirements described in the prospectus. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge on certain redemptions will be waived if the redemption is a result of a

PAGE 100
participant's death, disability, retirement, attaining age 59 1/2, loans or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                   Number of Participants

Total Plan Assets                 1-99        100 or more

Less than $1 million               4%             0%

$1 million or more                 0%             0%
_________________________________________________________

Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in the Fund. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

The total amount invested includes any shares held in the Fund in the name of a member of your primary household group. The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests. For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.

Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased board members, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $25,000 in IDS Growth Fund and $5,000 in this Fund. If you invest $40,000 more in this Fund, your total amount invested in the funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.

Finally, Individual Retirement Account (IRA) purchases, or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for shares purchased through that plan.
PAGE 101
Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing an LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date that you bring your total to $1 million, AEFC makes an adjustment to your account. The adjustment is made by crediting your account with additional shares, in an amount equivalent to the sales charge previously paid.

Systematic Investment Programs

After you make your initial investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix E.

PAGE 102
Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into one fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read its prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

Shares of the Fund may not be held by persons who are residents of, or domiciled in, Brazil. The Fund reserves the right to redeem accounts of shareholders who establish residence or domicile in Brazil.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Portfolio's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

PAGE 103
'The SEC, under the provisions of the 1940 Act, as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of the investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of

PAGE 104
payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES

If you buy shares in the Fund and then exchange into another fund, it is considered a sale and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

Retirement Accounts

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a slaes charge. However, this type of exchange is considered a sale of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an

PAGE 105
IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income of 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions received by individual and corporate shareholders, if any, should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

PAGE 106
Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Under the Revenue Reconciliation Act of 1989, if a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of
(1) the date such share became ex-dividend or (2) the date the fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income which it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Trust, on behalf of the Portfolio has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule:

Assets              Annual rate at
(billions)          each asset level
First $0.25              1.10%
Next   0.25              1.08
Next   0.25              1.06
Next   0.25              1.04
Next   1.00              1.02
Over   2.00              1.00

The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. The management fee is paid monthly.

PAGE 107
The Portfolio also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Portfolio; and expenses properly payable by the Portfolio, approved by the board.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

     Assets          Annual rate
     (billions)      each asset level
     First $0.25          0.10%
     Next   0.25          0.09
     Next   0.25          0.08
     Next   0.25          0.07
     Next   1.00          0.06
     Over   2.00          0.05

The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AEFC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class and Class Y is $15 per year and for Class B is $16 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval.

Distribution Agreement

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to American Express Financial
Advisors daily.

Shareholder Service Agreement

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

PAGE 108
Plan and Agreement of Distribution

For Class B shares, to help American Express Financial Advisors defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and American Express Financial Advisors entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares except compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by American Express Financial Advisors. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement.

Total fees and expenses

Total combined and nonadvisory expenses of both the Fund and the Portfolio cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of the Fund exceed this limitation for the fund's fiscal year in progress, AEFC will assume all expenses in excess of the limitation. AEFC then may bill the Fund for such expenses in subsequent months up to the end of that fiscal year, but not after that date. No interest charges are assessed by AEFC for expenses it assumes.

PAGE 109
BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members who, except for Mr. Dudley, are also board members and officers of all 47 funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a board member of all the funds except the nine life funds. The board members and officers are also board members and officers of all five trusts in the Preferred Master Trust Group. All shares have cumulative voting rights with respect to on the election of board members.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, the Interpublic Group of Companies, Inc.
(advertising), and FPL Group, Inc. (holding company for Florida
Power and Light).

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

PAGE 110
Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Councils, of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).
PAGE 111
C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.
**Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition, Mr. Pearce, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP.  Director,
Senior vice president and chief financial officer of AEFC.
Director and executive vice president and controller of IDS Life
Insurance Company.

The Fund pays no fees or expenses to board members until the assets of the Fund reach 20 million.

PAGE 112
CUSTODIAN

The Trust's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The Fund also retains the custodian pursuant to a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Portfolio pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing its custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Morgan Stanley or in such other financial institutions as may be permitted by law and by the Fund's sub-custodian agreement.

INDEPENDENT AUDITORS

The Fund's and corresponding Portfolio's financial statements to be contained in its Annual Report to shareholders at the end of the fiscal year, will be audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

PROSPECTUS

The prospectus for IDS Emerging Markets Fund dated October 31,
1996, is hereby incorporated in this SAI by reference.

PAGE 113
APPENDIX A

DESCRIPTION OF BOND RATINGS

These ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price.

Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, and C.

Bonds rated:

Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aaa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa are considered as medium-grade obligations (i.e., they are neighter highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

PAGE 114
Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca represent obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB,
B, CCC, CC, C and D.

AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

PAGE 115
CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D is in payment default. The D rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 116
APPENDIX B

FOREIGN CURRENCY TRANSACTIONS

Since investments in foreign countries usually involve currencies of foreign countries, and since the Portfolio may hold cash and cash- equivalent investments in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Portfolio may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Portfolio conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Portfolio may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Portfolio also may enter into forward contracts when management of the Portfolio believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Portfolio to deliver an amount of foreign currency in

PAGE 117
excess of the value of the Portfolio's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The investment manager believes it is important, however, to have the flexibility to enter into such forward contracts when it determines it is in the best interest of the Portfolio to do so.

The Portfolio will designate cash or securities in an amount equal to the value of the Portfolio's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Portfolio's commitments on such contracts.

At maturity of a forward contract, the Portfolio may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Portfolio enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Portfolio to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

The Portfolio's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can

PAGE 118
be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Portfolio values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and unitholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies. The Portfolio may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities, the Portfolio may buy put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the Portfolio which otherwise would have resulted.

Conversely, where a change in the dollar value of a currency in which securities to be acquired are denominated is projected, which would increase the cost of such securities, the Portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

As in the case of other types of options, however, the benefit to the Portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, when the Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

PAGE 119
Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Portfolio holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in the Portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature

PAGE 120
of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Portfolio may enter into currency futures contracts to buy or sell currencies.
It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Portfolio may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against price decline if the issuer's creditworthiness deteriorates. Because the value of the Portfolio's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Portfolio's investments denominated in that currency over time.

The Portfolio will hold securities or other options or futures positions whose values are expected to offset its obligations. The Portfolio will not enter into an option or futures position that exposes the Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

PAGE 121
APPENDIX C

OPTIONS AND FUTURES CONTRACTS

The Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Portfolio may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Portfolio could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options may benefit the Portfolio and its shareholders by improving the Portfolio's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options

PAGE 122
market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Portfolio pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Portfolio for investment purposes. Options permit the Portfolio to experience the change in the value of a security with a relatively small initial cash investment.

The risk the Portfolio assumes when it buys an option is the loss of the premium. To be beneficial to the Portfolio, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not assure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Portfolio will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Portfolio's goal.

'All options written by the Portfolio will be covered. For covered call options if a decision is made to sell the security, or for put options if a decision is made to buy the security, the Portfolio will attempt to terminate the option contract through a closing purchase transaction.

A call option written by the Portfolio will be covered (i) if the Portfolio owns the security in connection with which the option was written, or has an absolute and immediate right to acquire such security upon conversion of exchange or other securities held in its portfolio, or (ii) in such other manner that is in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. A put option written by the Portfolio will be covered through (i) segregation in a segregated account held by the Portfolio's custodian of cash, short-term U.S. government securities or money market instruments in an amount equal to the exercise price of the option, or (ii) in any other manner that is in accordance with the requirements of the exchange on which the option is traded and applicable laws and regulations.

PAGE 123
Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or to deliver the security in return for the purchase price in the case of a put option. Conversely the writer is required to deliver the security in the case of a call option or to purchase the security in the case of a put option. Options that have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established subject to the availability of a liquid secondary market.

The Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Portfolio is less than the premium received from writing the option. Conversely, the Portfolio will suffer a loss if the premium paid is more than the premium received. The Portfolio also will profit if the premium received in connection with the closing of an option purchased by the Portfolio is more than the premium paid for the original purchase. Conversely, the Portfolio will suffer a loss if the premium received is less than the premium paid in establishing the option position.

The Portfolio may deal in options on securities that are traded in U.S. and foreign securities exchanges and over-the-counter markets and on domestic and foreign securities indexes.

The Portfolio will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by the Portfolio, it will conform to the requirements of those states. For example, California limits the writing of options to 50% of the assets of a fund.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the Portfolio is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Portfolio. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Portfolio will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding call options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are commodity contracts listed on commodity exchanges. Futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges, through their clearing corporations, guarantee

PAGE 124
performance of the contracts. There are contracts based on U.S. Treasury bonds, Standard & Poor's 500 Index (S&P 500 Index), and other broad stock market indexes as well as narrower sub-indexes. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500).

Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if the Portfolio enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Portfolio will gain $500 x (154-150) or $2,000.
If the Portfolio enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the Portfolio will lose $500 x (152-150) or $1,000.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by the Portfolio taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up within a segregated account at the Portfolio's custodian bank. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Portfolio would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract is to allow the Portfolio to gain rapid exposure to or protect itself from changes in the market without actually buying or selling securities. For example, a Portfolio may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Portfolio can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

PAGE 125
Risks of Transactions in Futures Contracts

The Portfolio may elect to close some or all of its contracts prior to expiration. Although the Portfolio intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Portfolio would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities owned by the Portfolio. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Another risk in employing futures contracts to protect against the price volatility of securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Portfolio's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

In addition, the Portfolio's investment manager could be incorrect in its expectations as to the direction or extent of various interest rate or market movements or the time span within which the movements take place. For example, if the Portfolio sold futures contracts in anticipation of a market decline, and the market rallied instead, the Portfolio would lose part or all of the benefit of the increased value of the stock it has hedged because it will have offsetting losses in its futures positions.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Portfolio.

The risk the Portfolio assumes when it buys an option is the loss of the premium paid for the option. The risk involved in writing options on futures contracts the Portfolio owns, or on securities

PAGE 126
held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Portfolio could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Portfolio's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the Portfolio might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A Portfolio exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

TAX TREATMENT. As permitted under federal income tax laws, the Portfolio intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Portfolio being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, the Portfolio will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Portfolio's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Portfolio may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Portfolio also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.
PAGE 127
Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Portfolio's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 128
APPENDIX D

MORTGAGE-BACKED SECURITIES

A mortgage pass through certificate is one that represents an interest in a pool, or group, of mortgage loans assembled by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association
(FNMA) or non-governmental entities. In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Portfolio, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on certificates. Some U.S. government securities may be purchased on a when-issued basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the Portfolio.

Stripped Mortgage-Backed Securities. The Portfolio may invest in stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. On an IO, if prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Mortgage-Backed Security Spread Options. The Portfolio may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The Portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to underperform like-duration Treasury securities.

PAGE 129
APPENDIX E

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

___________________________________________________________________
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

                              STATEMENT OF ADDITIONAL INFORMATION

                                             FOR

                                    IDS GLOBAL SERIES, INC.
                                   IDS GLOBAL BALANCED FUND

                                       October 31, 1996


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.

This SAI is dated October 31, 1996, and it is to be used with the prospectus dated October 31, 1996.

PAGE 131
                                       TABLE OF CONTENTS

Goal and Investment Policies......................See Prospectus

Additional Investment Policies................................p. 3

Security Transactions.........................................p. 6

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation........................p. 8

Performance Information.......................................p. 9

Valuing Fund Shares...........................................p. 10

Investing in the Fund.........................................p. 11

Redeeming Shares..............................................p. 15

Pay-out Plans.................................................p. 16

Taxes.........................................................p. 17

Agreements....................................................p. 19

Board Members and Officers....................................p. 21

Custodian.....................................................p. 24

Independent Auditors..........................................p. 25

Prospectus....................................................p. 25

Appendix A:  Foreign Currency Transactions....................p. 26

Appendix B:  Options and Futures Contracts....................p. 31

Appendix C:  Mortgage-Backed Securities.......................p. 37

Appendix D:  Dollar-Cost Averaging............................p. 38

PAGE 132
ADDITIONAL INVESTMENT POLICIES

These are investment policies in addition to those presented in the prospectus. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express
Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

'Lend Fund securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund gets the market price in cash, U.S. government securities, letters PAGE 133 of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the Fund's prospectus and SAI) may be deemed to constitute issuing a senior security.

Unless changed by the board, the Fund will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest more than 10% of its total assets in securities of domestic or foreign investment companies. Under one state's law, the Fund is limited to investments in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or when the purchase is part of a plan or merger, consolidation, reorganization or acquisition. Some countries permit foreign investment only indirectly, through closed-end investment companies. At times, shares of these closed-end investment companies may be purchased only at market prices representing premiums to their net asset values. If the Fund buys shares of a closed-end investment company, shareholders will bear both their proportionate share of the expenses of the Fund and, indirectly, the expenses of the closed-end investment company. The Fund has no current intention to invest more than 5% of its total assets in securities of other investment companies.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Purchase securities of an issuer if the board members and officers of the Fund and of AEFC hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund and of AEFC who own more than 0.5%

PAGE 134
of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participants, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors such as the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities. PAGE 135
The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations (rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent) of U.S. and foreign corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired. As a temporary investment, during periods of weak or declining market values for the securities in which the Fund invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short-term debt securities discussed in this paragraph.

Depositary Receipts: American Depositary Receipts (APRs) are depositary receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a discussion about foreign currency transactions, see Appendix
A.  For a discussion on options and futures contracts, see Appendix
B.  For a discussion on mortgage-backed securities, see Appendix C.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been PAGE 136 directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP and other funds for which it acts as investment advisor.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling PAGE 137 of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has assured the Fund that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund or account.

Each investment decision made for the Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any AEFC subsidiary. When the Fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. AEFC has assured the Fund it will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and
(ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan
Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The PAGE 138 broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                            ERV - P
                                               P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

PAGE 139
VALUING FUND SHARES

The value of an individual share for each class is determined by using the net asset value before shareholder transactions for the day.

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's board.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.
PAGE 140
'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.

INVESTING IN THE FUND

Sales Charge

Shares of the Fund are sold at the public offering price determined at the close of business on the day an application is accepted.
The public offering price is the net asset value of one share plus a sales charge, if applicable. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, is determined by dividing the net asset value of one share, by 0.95 (1.00-0.05 for a maximum 5% sales charge). The sales charge is paid to American Express Financial Advisors by the person buying the shares.

Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                       Within each increment,
                                         sales charge as a
                                           percentage of:
                               Public                      Net
Amount of Investment       Offering Price           Amount Invested

First     $   50,000           5.0%                      5.26%
Next          50,000           4.5                       4.71
Next         400,000           3.8                       3.95
Next         500,000           2.0                       2.04
$1,000,000 or more             0.0                       0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.
PAGE 141
In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                     On total investment, sales
                                     charge as a percentage of
                                        Public              Net
                                 Offering Price     Amount Invested
Amount of Investment                          ranges from:

First     $ 50,000                      5.00%               5.26%
More than   50,000 to 100,000      5.00-4.50           5.26-4.71
More than  100,000 to 500,000      4.50-3.80           4.71-3.95
More than  500,000 to 999,999      3.80-2.00           3.95-2.04
$1,000,000 or more                 0.00                0.00

The initial sales charge is waived for certain qualified plans that meet the requirements described in the prospectus. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge on certain redemptions will be waived if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge
                                   Number of Participants

Total Plan Assets                 1-99        100 or more

Less than $1 million               4%             0%

$1 million or more                 0%             0%
_________________________________________________________

Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in the Fund. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

The total amount invested includes any shares held in the Fund in the name of a member of your primary household group. The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21.
Domestic partners are individuals who maintain a shared primary PAGE 142 residence and have joint property or other insurable interests.
For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.

Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased board members, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $30,000 in another IDS Fund. If you invest $40,000 more in this Fund, your total amount invested in the funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.

Finally, Individual Retirement Account (IRA) purchases, or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for shares purchased through that plan.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing an LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date that you bring your total to $1 million, AEFC makes an adjustment to your account. The adjustment is made by crediting your account with additional shares, in an amount equivalent to the sales charge previously paid.

PAGE 143
Systematic Investment Programs

After you make your initial investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix D.

Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into one fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

PAGE 144
Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read its prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

Shares of the Fund may not be held by persons who are residents of, or domiciled in, Brazil. The Fund reserves the right to redeem accounts of shareholders who establish residence or domicile in Brazil.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The SEC, under the provisions of the Investment Company Act of 1940 (the 1940 Act), as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAGE 145
PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

PAGE 146
Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES

If you buy shares in the Fund and then exchange into another fund, it is considered a sale and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

Retirement Accounts

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a sale of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign PAGE 147 taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions received by individual and corporate shareholders, if any, should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Under the Revenue Reconciliation Act of 1989, if a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of
(1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, the rule may cause the Fund to take into income dividend income which it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

PAGE 148
The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Fund has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule:

  Assets        Annual rate at
(billions)     each asset level
First $0.25         0.790%
Next   0.25         0.765
Next   0.25         0.740
Next   0.25         0.715
Next   1.00         0.690
Over   2.00         0.665

The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. The management fee is paid monthly.

Under the current Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; Fund office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Fund; and expenses properly payable by the Fund, approved by the board.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

  Assets          Annual rate
(billions)      each asset level
First $0.25          0.060%
Next   0.25          0.055
Next   0.25          0.050
Next   0.25          0.045
Next   1.00          0.040
Over   2.00          0.035

PAGE 149
The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AEFC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15 per year and for Class B is $16 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval.

Distribution Agreement

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to American Express Financial
Advisors daily.

Shareholder Service Agreement

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Plan and Agreement of Distribution

For Class B shares, to help American Express Financial Advisors defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and American Express Financial Advisors entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares except compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by American Express Financial Advisors. PAGE 150
The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement.

Total fees and expenses

Total fees and nonadvisory expenses cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of the Fund exceed this limitation for the Fund's fiscal year in progress, AEFC will assume all expenses in excess of the limitation. AEFC then may bill the Fund for such expenses in subsequent months up to the end of that fiscal year, but not after that date. No interest charges are assessed by AEFC for expenses it assumes.

BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members who, except for Mr. Dudley, are board members of all 47 funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a board member of all funds except the 9 life funds. All shares have cumulative voting rights with respect to the election of board members.

Lynne V. Cheney'
Born in 1941.
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, the Interpublic Group of Companies, Inc.
(advertising), and FPL Group, Inc. (holding company for Florida
Power and Light).

William H. Dudley**
Born in 1932.
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

PAGE 151
Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929.
P.O. Box 2187
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Melvin R. Laird
Born in 1922.
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN

PAGE 152
President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

Edson W. Spencer+
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934.
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.

**Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Fund's other officers are:

PAGE 153
Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP. Director, senior vice president and chief financial officer of AEFC.
Director and executive vice president and controller of IDS Life
Insurance Company.

The Fund pays no fees or expenses or expenses to board members until the assets of the Fund reach 20 million.

CUSTODIAN

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Morgan Stanley or in such other financial institutions as may be permitted by law and by the Fund's sub-custodian agreement.

PAGE 154
INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St.,
Minneapolis, MN 55402-3900 independent auditors for the Fund. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

PROSPECTUS

The prospectus for IDS Global Balanced Fund dated October 31, 1996, is hereby incorporated in this SAI by reference.

PAGE 155
APPENDIX A

FOREIGN CURRENCY TRANSACTIONS

Since investments in foreign countries usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.
The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

PAGE 156
The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference PAGE 157
(spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.
PAGE 158
Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations. All futures contracts are aggregated for purposes of the percentage limitations.

PAGE 159
Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

PAGE 160
APPENDIX B

OPTIONS AND FUTURES CONTRACTS

The Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts and stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit the Fund and its shareholders by improving the Fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which PAGE 161 the security could be bought or sold directly. When the option is purchased, the Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Fund for investment purposes. Options permit the Fund to experience the change in the value of a security with a relatively small initial cash investment.

The risk the Fund assumes when it buys an option is the loss of the premium. To be beneficial to the Fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Fund's goal.

'All options written by the Fund will be covered. For covered call options if a decision is made to sell the security, or for put options if a decision is made to buy the security, the Fund will attempt to terminate the option contract through a closing purchase transaction.

'The Fund will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by the Fund, it will conform to the requirements of those states. For example, California limits the writing of options to 50% of the assets of a fund.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from PAGE 162 writing outstanding options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. When the Fund writes such an option, the Custodian will segregate assets as appropriate to cover the option. These options may be more difficult to close. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the Fund expires or is exercised.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges, through their clearing corporations, guarantee performance of the contracts. Futures contracts are commodity contracts listed on commodity exchanges. They include contracts based on U.S. Treasury bonds and on Standard & Poor's 500 Index (S&P 500 Index). In the case of S&P 500 index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500).

Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if the Fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Fund will gain $500 x (154-150) or $2,000. If the Fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the Fund will lose $500 x (152-150) or $1,000.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by the Fund taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up within a segregated account at the Fund's custodian bank. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.
PAGE 163
The purpose of a futures contract is to allow the Fund to gain rapid exposure to or protect itself from changes in the market without actually buying or selling securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the Fund's earnings. Even if short-term rates were not higher, the Fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds on the cash market. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly.

Risks of Transactions in Futures Contracts

The Fund may elect to close some or all of its contracts prior to expiration. Although the Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities owned by the Fund. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Another risk in employing futures contracts to protect against the price volatility of securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the PAGE 164 difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

In addition, the Fund's investment manager could be incorrect in its expectations as to the direction or extent of various interest rate or market movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the Fund would lose money on the sale.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Fund.

The risk the Fund assumes when it buys an option is the loss of the premium paid for the option. The risk involved in writing options on futures contracts the Fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Further, the Fund might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

TAX TREATMENT. As permitted under federal income tax laws, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may PAGE 165 result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 166
APPENDIX C

MORTGAGE-BACKED SECURITIES

A mortgage pass-through certificate is one that represents an interest in a pool, or group, of mortgage loans assembled by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association
(FNMA) or non-governmental entities. In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Fund, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on certificates. Some U.S. government securities may be purchased on a when-issued basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the Fund.

Stripped Mortgage-Backed Securities. The Fund may invest in stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. On an IO, if prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Mortgage-Backed Security Spread Options. The Fund may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The Fund would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to underperform like-duration Treasury securities.

PAGE 167
APPENDIX D

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

___________________________________________________________________
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

                              STATEMENT OF ADDITIONAL INFORMATION

                                             FOR

                                     IDS INNOVATIONS FUND

                                         Oct. 31, 1996

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.

This SAI is dated Oct. 31, 1996, and it is to be used with the prospectus dated Oct. 31, 1996.

PAGE 169
                                       TABLE OF CONTENTS

Goal and Investment Policies......................See Prospectus

Additional Investment Policies................................p. 3

Security Transactions.........................................p. 7

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation........................p. 9

Performance Information.......................................p.10

Valuing Fund Shares...........................................p.11

Investing in the Fund.........................................p.12

Redeeming Shares..............................................p.16

Pay-out Plans.................................................p.17

Taxes.........................................................p.18

Agreements....................................................p.21

Board Members and Officers....................................p.23

Custodian.....................................................p.27

Independent Auditors..........................................p.27

Prospectus....................................................p.27

Appendix A:  Bond Ratings.....................................p.28

Appendix B:  Foreign Currency Transactions....................p.31

Appendix C:  Options and Futures Contracts....................p.36

Appendix D:  Mortgage-Backed Securities.......................p.43

Appendix E:  Dollar-Cost Averaging............................p.44

PAGE 170
ADDITIONAL INVESTMENT POLICIES

The Fund pursues its goals by investing all of its assets in World Technologies Portfolio (the "Portfolio") of World Trust (the "Trust"), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies and restrictions as the Fund.

Fundamental investment restrictions adopted by the Fund or Portfolio cannot be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as defined in the Investment Company Act of 1940 (the 1940 Act). Whenever the Fund is requested to vote on a change in the investment restrictions of the corresponding Portfolio, the Fund will hold a meeting of Fund shareholders and will cast the Fund's vote as instructed by the shareholders.

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies of the Fund and the Portfolio and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund and Portfolio will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the PAGE 171 real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express
Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

'Lend Portfolio securities in excess of 30% of its net assets. The current policy of the board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the prospectus and SAI) may be deemed to constitute issuing a senior security.

Unless changed by the board, the Fund and Portfolio will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

PAGE 172
'Invest more than 10% of its total assets in securities of investment companies. Under one state's law, the Portfolio is limited to investments in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or when the purchase is part of a plan or merger, consolidation, reorganization or acquisition. Some countries permit foreign investment only indirectly, through closed-end investment companies. At times, shares of these closed-end investment companies may be purchased only at market prices representing premiums to their net asset values. If the Portfolio buys shares of a closed-end investment company, shareholders will bear both their proportionate share of the expenses of the Portfolio and, indirectly, the expenses of the closed-end investment company. The Portfolio has no current intention to invest more than 5% of its total assets in securities of other investment companies.

'Invest in a company to control or manage it.

'Invest in exploration or development programs such as oil, gas or mineral leases.

'Purchase securities of an issuer if the board members and officers of the Portfolio and of AEFC hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Portfolio's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

PAGE 173
In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to this practice. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Portfolio also may purchase short-term notes and obligations (rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent) of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired. As a temporary investment, during periods of weak or declining market values for the securities in which the Portfolio invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short-term debt securities discussed in this paragraph.

Depositary Receipts: American Depositary Receipts (ADRs) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally Depositary PAGE 174
Receipts in registered form are designed for use in the U.S.
securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.
Depositary Receipts also involve the risks of other investments in foreign securities. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities market. Thus, these securities are not denominated in the same currency as the securities into which they may be converted. ADRs are considered to be foreign investments by the Portfolio and thus are subject to the risk and investment limitation set forth under "Foreign investments."

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a description of bond ratings, see Appendix A. For a discussion about foreign currency transactions, see Appendix B.
For a discussion on options and futures contracts, see Appendix C. For a discussion on mortgage-backed securities, see Appendix D.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Portfolio's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. AEFC carefully monitors compliance with its Code of Ethics.

PAGE 175
On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP and other funds for which it acts as investment advisor.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Portfolio to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Portfolio it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has assured the Portfolio that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

PAGE 176
All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund or account.

Each investment decision made for the Portfolio is made independently from any decision made for another portfolio, fund or other account advised by AEFC or any of its subsidiaries. When the Portfolio buys or sells the same security as another portfolio, fund or account, AEFC carries out the purchase or sale in a way the Portfolio agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Portfolio, the Portfolio hopes to gain an overall advantage in execution. AEFC has assured the Portfolio it will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Portfolio according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Portfolio will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Portfolio and (ii) the affiliate charges the Portfolio commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

PAGE 177
PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return to be used by the Fund will be based on standardized methods of computing performance as required by the SEC. An explanation of these and any other methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                            ERV - P
                                               P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

PAGE 178
VALUING FUND SHARES

The value of an individual share for each class is determined by using the net asset value before shareholder transactions for the day.

In determining net assets before shareholder transactions, the Portfolio's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically PAGE 179 increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Portfolio. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.

INVESTING IN THE FUND

Sales Charge

Shares of the Fund are sold at the public offering price determined at the close of business on the day an application is accepted.
The public offering price is the net asset value of one share adjusted for a sales charge, if applicable. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, is determined by dividing the net asset value of one share by 0.95 (1.00-0.05 for a maximum 5% sales charge). The sales charge is paid to American Express Financial Advisors by the person buying the shares.

Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                       Within each increment,
                                         sales charge as a
                                           percentage of:
                               Public                      Net
Amount of Investment       Offering Price           Amount Invested

First     $   50,000           5.0%                      5.26%
Next          50,000           4.5                       4.71
Next         400,000           3.8                       3.95
Next         500,000           2.0                       2.04
$1,000,000 or more             0.0                       0.00

PAGE 180
Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                               On total investment, sales
                                             charge as a percentage of
                                        Public                         Net
                                   Offering Price              Amount Invested
Amount of Investment                            ranges from:
First    $   50,000                        5.00%                       5.26%
More than    50,000 to   100,000      5.00-4.50                   5.26-4.71
More than   100,000 to   500,000      4.50-3.80                   4.71-3.95
More than   500,000 to   999,999      3.80-2.00                   3.95-2.04
$1,000,000 or more                    0.00                        0.00

The initial sales charge is waived for certain qualified plans that meet the requirements described in the prospectus. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge on certain redemptions will be waived if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

PAGE 181
Deferred Sales Charge

                                   Number of Participants

Total Plan Assets                 1-99        100 or more

Less than $1 million               4%             0%

$1 million or more                 0%             0%
_________________________________________________________

Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in the Fund. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

The total amount invested includes any shares held in the Fund in the name of a member of your primary household group. The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests. For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.

Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased board members, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $30,000 in another IDS Fund. If you invest $40,000 more in this Fund, your total amount invested in the funds will be $70,000 and, therefore, $20,000 of your $40,000 investment will incur a 4.5% sales charge.

Finally, Individual Retirement Account (IRA) purchases, or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for shares purchased through that plan.

PAGE 182
Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing an LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date that you bring your total to $1 million, AEFC makes an adjustment to your account. The adjustment is made by crediting your account with additional shares, in an amount equivalent to the sales charge previously paid.

Systematic Investment Programs

After you make your initial investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix E.

PAGE 183
Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into one fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read its prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Portfolio's securities is not reasonably practicable or it is not reasonably practicable for the Portfolio to determine the fair value of its net assets, or

PAGE 184
'The SEC, under the provisions of the 1940 Act, as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of the investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

PAGE 185
The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES

If you buy shares in the Fund and then exchange into another fund, it is considered a sale and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

PAGE 186
Retirement Accounts

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a sale of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income of 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions received by individual and corporate shareholders, if any, should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

PAGE 187
Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Under the Revenue Reconciliation Act of 1989, if a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of
(1) the date such share became ex-dividend or (2) the date the fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income which it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

PAGE 188
AGREEMENTS

Investment Management Services Agreement

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule:

Assets              Annual rate at
(billions)          each asset level
First $0.25              0.720%
Next   0.25              0.695
Next   0.25              0.670
Next   0.25              0.645
Next   1.00              0.620
Over   2.00              0.595

The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. The management fee is paid monthly.

The Portfolio also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Portfolio; and expenses properly payable by the Portfolio, approved by the board.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets          Annual rate
(billions)      each asset level
First $0.25          0.060
Next   0.25          0.055
Next   0.25          0.050
Next   0.25          0.045
Next   1.00          0.040
Over   2.00          0.035

The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

PAGE 189
Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AEFC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class and Class Y is $15 per year and for Class B is $16 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval.

Distribution Agreement

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to American Express Financial
Advisors daily.

Shareholder Service Agreement

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Plan and Agreement of Distribution

For Class B shares, to help American Express Financial Advisors defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and American Express Financial Advisors entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares except compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the PAGE 190
Fund's Class B shares or by American Express Financial Advisors.
The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement.

Total fees and expenses

Total combined and nonadvisory expenses of both the Fund and the Portfolio cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of the Fund exceed this limitation for the Fund's fiscal year in progress, AEFC will assume all expenses in excess of the limitation. AEFC then may bill the Fund for such expenses in subsequent months up to the end of that fiscal year, but not after that date. No interest charges are assessed by AEFC for expenses it assumes.

BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members and officers who, except for Mr. Dudley, are also board members and officers of all 47 funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a board member of all the funds except the nine life funds. The board members and officers are also board members and officers of all five trusts in the Preferred Master Trust Group. All shares have cumulative voting rights with respect to on the election of board members.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, the Interpublic Group of Companies, Inc.
(advertising), and FPL Group, Inc. (holding company for Florida
Power and Light).

PAGE 191
William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

PAGE 192
Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

PAGE 193
C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.
**Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition, Mr. Pearce, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP.  Director,
Senior vice president and chief financial officer of AEFC.
Director and executive vice president and controller of IDS Life
Insurance Company.

The Fund pays no fees or expenses to board members until the assets of the Fund reach 20 million.

PAGE 194
CUSTODIAN

The Trust's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The Fund also retains the custodian pursuant to a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Portfolio pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing its custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Morgan Stanley or in such other financial institutions as may be permitted by law and by the Portfolio's sub-custodian agreement.

INDEPENDENT AUDITORS

The Fund's and corresponding Portfolio's financial statements to be contained in its Annual Report to shareholders at the end of the fiscal year, will be audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

PROSPECTUS

The prospectus for IDS Innovations Fund dated Oct. 31, 1996, is hereby incorporated in this SAI by reference.

PAGE 195
APPENDIX A

DESCRIPTION OF BOND RATINGS

These ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price.

Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C.

Bonds rated:

Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large an in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

PAGE 196
Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca represent obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB,
B, CCC, CC, C and D.

AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

PAGE 197
CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D is in payment default. The D rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Non-rated securities will be considered for investment when they posses a risk comparable to that of rated securities consistent with the Portfolio's objectives and policies. When assessing the risk involved in each non-rated security, the Portfolio will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 198
APPENDIX B

FOREIGN CURRENCY TRANSACTIONS

Since investments in foreign countries usually involve currencies of foreign countries, and since the Portfolio may hold cash and cash-equivalent investments in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Portfolio may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Portfolio conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Portfolio may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Portfolio also may enter into forward contracts when management of the Portfolio believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. Under normal circumstances, PAGE 199 consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The investment manager believes it is important, however, to have the flexibility to enter into such forward contracts when it determines it is in the best interest of the Portfolio to do so.

The Portfolio will designate cash or securities in an amount equal to the value of the Portfolio's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Portfolio's commitments on such contracts.

At maturity of a forward contract, the Portfolio may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Portfolio enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Portfolio to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

The Portfolio's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

PAGE 200
Although the Portfolio values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and unitholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies. The Portfolio may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities, the Portfolio may buy put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the Portfolio which otherwise would have resulted.

Conversely, where a change in the dollar value of a currency in which securities to be acquired are denominated is projected, which would increase the cost of such securities, the Portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

As in the case of other types of options, however, the benefit to the Portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, when the Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium.
PAGE 201
As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Portfolio holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in the Portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the PAGE 202 orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Portfolio may enter into currency futures contracts to buy or sell currencies.
It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Portfolio may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against price decline if the issuer's creditworthiness deteriorates. Because the value of the Portfolio's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Portfolio's investments denominated in that currency over time.

The Portfolio will hold securities or other options or futures positions whose values are expected to offset its obligations. The Portfolio will not enter into an option or futures position that exposes the Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

PAGE 203
APPENDIX C

OPTIONS AND FUTURES CONTRACTS

The Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Portfolio may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Portfolio could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options may benefit the Portfolio and its shareholders by improving the Portfolio's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus PAGE 204 the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Portfolio pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Portfolio for investment purposes. Options permit the Portfolio to experience the change in the value of a security with a relatively small initial cash investment.

The risk the Portfolio assumes when it buys an option is the loss of the premium. To be beneficial to the Portfolio, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not assure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Portfolio will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Portfolio's goal.

'All options written by the Portfolio will be covered. For covered call options if a decision is made to sell the security, or for put options if a decision is made to buy the security, the Portfolio will attempt to terminate the option contract through a closing purchase transaction.

A call option written by the Portfolio will be covered (i) if the Portfolio owns the security in connection with which the option was written, or has an absolute and immediate right to acquire such security upon conversion of exchange or other securities held in its portfolio, or (ii) in such other manner that is in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. A put option written by the Portfolio will be covered through (i) segregation in a segregated account held by the Portfolio's custodian of cash, short-term U.S. government securities or money market instruments in an amount equal to the exercise price of the option, or (ii) in any other manner that is in accordance with the requirements of the exchange on which the option is traded and applicable laws and regulations.

Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or to deliver the security in return for the purchase price in the case of a put option. Conversely the writer is required to PAGE 205 deliver the security in the case of a call option or to purchase the security in the case of a put option. Options that have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established subject to the availability of a liquid secondary market.

The Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Portfolio is less than the premium received from writing the option. Conversely, the Portfolio will suffer a loss if the premium paid is more than the premium received. The Portfolio also will profit if the premium received in connection with the closing of an option purchased by the Portfolio is more than the premium paid for the original purchase. Conversely, the Portfolio will suffer a loss if the premium received is less than the premium paid in establishing the option position.

The Portfolio may deal in options on securities that are traded in U.S. and foreign securities exchanges and over-the-counter markets and on domestic and foreign securities indexes.

The Portfolio will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by the Portfolio, it will conform to the requirements of those states. For example, California limits the writing of options to 50% of the assets of a fund.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the Portfolio is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Portfolio. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Portfolio will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding call options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are commodity contracts listed on commodity exchanges. Futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges, through their clearing corporations, guarantee performance of the contracts. There are contracts based on U.S. Treasury bonds, Standard & Poor's 500 Index (S&P 500 Index), and other broad stock market indexes as well as narrower sub-indexes. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the

PAGE 206
market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500).

Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if the Portfolio enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Portfolio will gain $500 x (154-150) or $2,000.
If the Portfolio enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the Portfolio will lose $500 x (152-150) or $1,000.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by the Portfolio taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up within a segregated account at the Portfolio's custodian bank. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Portfolio would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract is to allow the Portfolio to gain rapid exposure to or protect itself from changes in the market without actually buying or selling securities. For example, a Portfolio may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Portfolio can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

Risks of Transactions in Futures Contracts

The Portfolio may elect to close some or all of its contracts prior to expiration. Although the Portfolio intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Portfolio would have to make daily PAGE 207 cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities owned by the Portfolio. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Another risk in employing futures contracts to protect against the price volatility of securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Portfolio's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

In addition, the Portfolio's investment manager could be incorrect in its expectations as to the direction or extent of various interest rate or market movements or the time span within which the movements take place. For example, if the Portfolio sold futures contracts in anticipation of a market decline, and the market rallied instead, the Portfolio would lose part or all of the benefit of the increased value of the stock it has hedged because it will have offsetting losses in its futures positions.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Portfolio.

The risk the Portfolio assumes when it buys an option is the loss of the premium paid for the option. The risk involved in writing options on futures contracts the Portfolio owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Portfolio could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Portfolio's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore,

PAGE 208
the Portfolio might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A Portfolio exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

TAX TREATMENT. As permitted under federal income tax laws, the Portfolio intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Portfolio being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, the Portfolio will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Portfolio's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Portfolio may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Portfolio also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Portfolio's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a PAGE 209 daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

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APPENDIX D

MORTGAGE-BACKED SECURITIES

A mortgage pass through certificate is one that represents an interest in a pool, or group, of mortgage loans assembled by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association
(FNMA) or non-governmental entities. In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Portfolio, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on certificates. Some U.S. government securities may be purchased on a when-issued basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the Portfolio.

Stripped Mortgage-Backed Securities. The Portfolio may invest in stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. On an IO, if prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Mortgage-Backed Security Spread Options. The Portfolio may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The Portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to underperform like-duration Treasury securities.

PAGE 211
APPENDIX E

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

___________________________________________________________________
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

PAGE 212
Part C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)    None

(b)    Exhibits:

1.     Articles of Incorporation dated October 28, 1988, filed as
       Exhibit 1 to Registration Statement No. 33-25824, are incorporated herein by reference. Articles of Amendment, dated October 10, 1990, filed as Exhibit 1 to Registrant's Post Effective Amendment No. 9 to Registration Statement No. 33-25824, are incorporated herein by reference.

2. Copy of By-laws, filed as Exhibit 2 to Registrant's Initial Registration Statement No. 33-25824, are incorporated herein by reference.

3.     Not Applicable.

4.     Not Applicable.

5(a). Form of Investment Management Services Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 33-25824 is incorporated herein by reference.

5(b). Form of Investment Management Services Agreement between IDS Global Series, Inc., on behalf of IDS Global Balanced Fund and American Express Financial Corporation, dated ________, 1996, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-25824 is incorporated herein by reference.

       The agreement for IDS Global Bond and IDS Global Growth Fund was assumed by corresponding Portfolios when each Fund adopted the master/feeder structure. IDS Emerging Markets Fund and IDS Innovations Fund are part of a master/feeder structure, and therefore the Investment Management Services Agreement are with the corresponding Portfolios.

6(a). Form of Distribution Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 6 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 33-25824 is incorporated herein by reference.

PAGE 213
6(b). Form of Distribution Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund and American Express Financial Advisors Inc., dated ___________, 1996, filed electronically as Exhibit 6(b) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-25824 is incorporated herein by reference.

7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The
       Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

8(a). Form of Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 33-25824, is incorporated herein by reference.

8(b). Form of Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund and American Express Trust Company, dated ___________, 1996, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-25824 is incorporated herein by reference.

8(c). Form of Custody Agreement between Morgan Stanley Trust Company and IDS Bank and Trust dated May, 1993, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 33-25824, is incorporated herein by reference.

8(d). Form of Addendum to Custodian Agreement between IDS Emerging Markets Fund, IDS Innovations Fund, American Express Trust Company and American Express Financial Corporation dated __________, 1996, filed electronically as Exhibit 8(d) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-25824 is incorporated herein by reference.

9(a). Form of Transfer Agency Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(a) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 33-25824, is incorporated herein by reference.

9(b).         Form of Transfer Agency Agreement between IDS Global
              Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund and
              American Express Financial Corporation, dated
              ___________, 1996, filed electronically as Exhibit 9(b) PAGE 214 to Registrant's Post-Effective Amendment No. 25 to
              Registration Statement No. 33-25824 is incorporated herein by reference.

9(c). Copy of License Agreement dated January 12, 1989, filed as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 33-25824, is incorporated herein by reference.

9(d). Form of Shareholder Service Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 33-25824, is incorporated herein by reference.

9(e). Form of Shareholder Service Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund and American Express Financial Advisors Inc., dated ___________, 1996, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-25824, is incorporated herein by reference.

9(f). Form of Administrative Services Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 33-25824, is incorporated herein by reference.

9(g). Form of Administrative Services Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund and American Express Financial Corporation, dated ___________, 1996, filed electronically as Exhibit 9(h) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-25824, is incorporated herein by reference.

9(h). Copy of Agreement and Declaration of Unitholders between IDS Emerging Markets Fund Inc. and Strategist Emerging Markets Fund dated ___________, 1996, filed electronically as Exhibit 9(i) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-25824, is incorporated herein by reference.

9(i). Copy of Agreement and Declaration of Unitholders between IDS Innovations Fund, Inc. and Strategist World
              Technologies Fund dated ___________, 1996, filed electronically as Exhibit 9(j) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-25824, is incorporated herein by reference.

PAGE 215
10. Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

11.    Not applicable.

12.    None.

13. Copy of agreement made in consideration for providing initial capital between IDS GLobal Series, Inc., and IDS Financial
       Corporation filed as Exhibit 13 to Registration Statement No. 33-25824, is incorporated herein by reference.

14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc., Post-Effective Amendment No. 34 to Registration Statement No. 2-38355 on Sept. 8, 1986, are incorporated herein by reference.

15(a). Form of Plan and Agreement of Distribution between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 33-25824, is incorporated herein by reference.

15(b). Form of Plan and Agreement of Distribution between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund and American Express Financial Advisors Inc., dated ___________, 1996, filed electronically to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-25824, is incorporated herein by reference.

16. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22, filed as Exhibit 16(b) to Registrant's Post-Effective
       Amendment No. 15 to Registration Statement No. 33-25824, is incorporated herein by reference.

17.    Not applicable.

18. Copy of Plan pursuant to Rule 18f-3 under the 1940 Act filed electronically as Exhibit 18 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 33-25824 is incorporated herein by reference.

19(a). Directors' Power of Attorney dated Nov. 10, 1994, filed electronically as Exhibit 18(a) to Registrant's Post-Effective Amendment No. 20, is incorporated herein by reference.

19(b). Officers' Power of Attorney, dated Nov. 1, 1995, to sign Amendments to this Registration Statement, filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 24 is incorporated herein by reference.

PAGE 216
19(c). Trustees Power of Attorney dated April 11, 1996, filed electronically as Exhibit 19(c) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-25824, is incorporated herein by reference.

19(d). Officers' Power of Attorney dated April 11, 1996, filed electronically as Exhibit 19(d) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-25824, is incorporated herein by reference.

Item 25.      Persons Controlled by or Under Common Control with
              Registrant

              None.

Item 26.      Number of Holders of Securities

             (1)                              (2)
                                        Number of Record
                                          Holders as of
          Title of Class                October 11, 1996

IDS Global Bond Fund Common Stock          71,602
IDS Global Growth Fund Common Stock       143,553
IDS Emerging Markets Fund Common Stock       -0-
IDS Global Balanced Fund Common Stock        -0-
IDS Innovations                              -0-

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense PAGE 217 of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment
Company Act of 1940.

Item 32.  Undertakings

(a)    Not applicable.

(b) Registrant, on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund (the Funds), hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the post-effective amendment to Registrant's 1933 Act Registration Statement or within 60 days of the four to six month period in compliance with the generic comment letter of the Division of Investment Management dated Feb. 25, 1995, section V - Financial Statements.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 1

Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Ronald G. Abrahamson, Vice President--Service Quality and Reengineering
American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality
                                                                     and Reengineering

Douglas A. Alger, Vice President--Total Compensation

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Total Compensation

Peter J. Anderson, Director and Senior Vice President--Investments

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Investments
IDS Advisory Group Inc.                                            Director and Chairman
                                                                     of the Board
IDS Capital Holdings Inc.                                          Director and President
IDS International, Inc.                                            Director, Chairman of the
                                                                     Board and Executive Vice
                                                                     President
IDS Securities Corporation                                         Executive Vice President-
                                                                     Investments
NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701

Ward D. Armstrong, Vice President-Sales and Marketing, American Express Institutional Services


American Express Financial Advisors     IDS Tower 10               Vice President-Sales and
                                        Minneapolis, MN  55440       Marketing, American
                                                                     Express Institutional
                                                                     Services

Joseph M. Barsky III, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager
IDS Advisory Group Inc.                                            Vice President


Robert C. Basten, Vice President--Tax and Business Services

American Express Financial Advisors     IDS Tower 10               Vice President-Tax
                                        Minneapolis, MN  55440       and Business Services
American Express Tax & Business                                    Director, President and
  Services Inc.                                                      Chief Executive Officer

PAGE 2
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Timothy V. Bechtold, Vice President--Risk Management Products

American Express Financial Advisors     IDS Tower 10               Vice President-Risk
                                        Minneapolis, MN  55440       Management Products
IDS Life Insurance Company                                         Vice President-Risk
                                                                     Management Products

Carl E. Beihl, Vice President--Strategic Technology Planning

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Strategic Technology
                                                                     Planning
Alan F. Bignall, Vice President--Technology and Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Technology and
                                                                     Development


John C. Boeder, Vice President--Mature Market Group

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mature Market Group
IDS Life Insurance Company of New York  Box 5144                   Director
                                        Albany, NY  12205

Karl J. Breyer, Director, Senior Vice President--Corporate Affairs and General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Affairs and
                                                                     Special Counsel
American Express Minnesota Foundation                              Director
IDS Aircraft Services Corporation                                  Director and President

Daniel J. Candura, Vice President--Marketing Support

American Express Financial Advisors     IDS Tower 10               Vice President-Marketing
                                        Minneapolis, MN  55440       Support

Cynthia M. Carlson, Vice President--American Express Securities Services

American Enterprise Investment          IDS Tower 10               Director, President and
  Services Inc.                         Minneapolis, MN  55440       Chief Executive Officer
American Express Financial Advisors                                Vice President-American
                                                                   Express Securities Services
Orison Y. Chaffee III, Vice President--Field Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Real Estate

PAGE 3
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

James E. Choat, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President--North
                                                                     Central Region
American Express Minnesota Foundation                              Director
IDS Insurance Agency of Alabama Inc.                               Vice President--North
                                                                     Central Region
IDS Insurance Agency of Arkansas Inc.                              Vice President--North
                                                                     Central Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President--North
                                                                     Central Region
IDS Insurance Agency of New Mexico Inc.                            Vice President--North
                                                                     Central Region
IDS Insurance Agency of North Carolina Inc.                        Vice President--North
                                                                     Central Region
IDS Insurance Agency of Ohio Inc.                                  Vice President--North
                                                                     Central Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-- North
                                                                     Central Region

Kenneth J. Ciak, Vice President and General Manager--IDS Property Casualty

AMEX Assurance Co.                                                 Director and President
American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Manager-IDS Property
                                                                     Casualty
IDS Property Casualty Insurance Co.     I WEG Blvd.                Director and President
                                        DePere, Wisconsin  54115

Colleen Curran, Vice President and Assistant General Counsel
American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Express Service Corporation                               Vice President and Chief
                                                                     Legal Counsel

Alan R. Dakay, Vice President--Institutional Products Group

American Centurion Life Assurance Co.   IDS Tower 10               Director and Vice Chairman
                                        Minneapolis, MN  55440       and President, Financial
                                                                     Institutions Division
American Enterprise Life Insurance Co.                             Director and President
IDS Life Insurance Company                                         Vice President -
                                                                     Institutional Insurance
                                                                     Marketing
American Express Financial Advisors                                Vice President -
                                                                     Institutional Products
                                                                     Group

Regenia David, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

PAGE 4
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

William H. Dudley, Director and Executive Vice President--Investment Operations

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-
                                                                     Investment Operations
IDS Advisory Group Inc.                                            Director
IDS Capital Holdings Inc.                                          Director
IDS Futures Corporation                                            Director
IDS Futures III Corporation                                        Director
IDS International, Inc.                                            Director
IDS Securities Corporation                                         Director, Chairman of the
                                                                     Board, President and
                                                                     Chief Executive Officer

Gordon L. Eid, Director, Senior Vice President and Deputy General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       General Counsel
American Express Insurance Agency of Nevada Inc.                   Director and Vice President
IDS Insurance Agency of Alabama Inc.                               Director and Vice President
IDS Insurance Agency of Arkansas Inc.                              Director and Vice President
IDS Insurance Agency of Massachusetts Inc.                         Director and Vice President
IDS Insurance Agency of New Mexico Inc.                            Director and Vice President
IDS Insurance Agency of North Carolina Inc.                        Director and Vice President
IDS Insurance Agency of Ohio Inc.                                  Director and Vice President
IDS Insurance Agency of Wyoming Inc.                               Director and Vice President
IDS Real Estate Services, Inc.                                     Vice President
Investors Syndicate Development Corp.                              Director

Robert M. Elconin, Vice President--Government Relations

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Government Relations
IDS Life Insurance Company                                         Vice President

Mark A. Ernst, Vice President--Retail Services

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-
                                                                     Retail Services
American Express Tax & Business                                    Director and Chairman of
  Services Inc.                                                      the Board

Gordon M. Fines, Vice President--Mutual Fund Equity Investments

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mutual Fund Equity
                                                                     Investments
IDS Advisory Group Inc.                                            Executive Vice President

Robert G. Gilbert, Vice President--Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Real Estate

PAGE 5
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

John J. Golden, Vice President--Field Compensation Development

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Compensation Development

Harvey Golub, Director

American Express Company                American Express Tower     Chairman and Chief
                                        World Financial Center       Executive Officer
                                        New York, New York  10285
American Express Travel                                            Chairman and Chief
  Related Services Company, Inc.                                     Executive Officer

Morris Goodwin Jr., Vice President and Corporate Treasurer

American Centurion Life Assurance Co.                              Vice President and
                                                                     Treasurer
American Enterprise Investment          IDS Tower 10               Vice President and
  Services Inc.                         Minneapolis, MN  55440       Treasurer
American Enterprise Life Insurance                                 Vice President and
  Company                                                            Treasurer
American Express Financial Advisors                                Vice President and
                                                                     Corporate Treasurer
American Express Insurance Agency of Nevada Inc.                   Vice President and
                                                                     Treasurer
American Express Minnesota Foundation                              Vice President and
                                                                     Treasurer
American Express Tax & Business                                    Vice President and
  Services Inc.                                                      Treasurer
American Partners Life Insurance Co.                               Vice President and
                                                                     Treasurer
AMEX Assurance Co.                                                 Vice President and
                                                                     Treasurer
IDS Advisory Group Inc.                                            Vice President and
                                                                     Treasurer
IDS Aircraft Services Corporation                                  Vice President and
                                                                     Treasurer
IDS Cable Corporation                                              Director, Vice President
                                                                     and Treasurer
IDS Cable II Corporation                                           Director, Vice President
                                                                     and Treasurer
IDS Capital Holdings Inc.                                          Vice President and
                                                                     Treasurer
IDS Certificate Company                                            Vice President and
                                                                     Treasurer
IDS Deposit Corp.                                                  Director, President
                                                                     and Treasurer
IDS Futures Corp.                                                  Director
IDS Futures III Corp.                                              Director
IDS Insurance Agency of Alabama Inc.                               Vice President and
                                                                     Treasurer
IDS Insurance Agency of Arkansas Inc.                              Vice President and
                                                                     Treasurer
IDS Insurance Agency of Massachusetts Inc.                         Vice President and
                                                                     Treasurer

PAGE 6
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Insurance Agency of New Mexico Inc.                            Vice President and
                                                                     Treasurer
IDS Insurance Agency of North Carolina Inc.                        Vice President and
                                                                     Treasurer
IDS Insurance Agency of Ohio Inc.                                  Vice President and
                                                                     Treasurer
IDS Insurance Agency of Wyoming Inc.                               Vice President and
                                                                     Treasurer
IDS International, Inc.                                            Vice President and
                                                                     Treasurer
IDS Life Insurance Company                                         Vice President and
                                                                     Treasurer
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Treasurer
IDS Life Variable Annuity Funds A&B                                Vice President and
                                                                     Treasurer
IDS Management Corporation                                         Director, Vice President
                                                                     and Treasurer
IDS Partnership Services Corporation                               Director, Vice President
                                                                     and Treasurer
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Treasurer
IDS Property Casualty Insurance Co.                                Vice President and
                                                                     Treasurer
IDS Real Estate Services, Inc                                      Vice President and
                                                                     Treasurer
IDS Realty Corporation                                             Director, Vice President
                                                                     and Treasurer
IDS Sales Support Inc.                                             Director, Vice President
                                                                     and Treasurer
IDS Securities Corporation                                         Vice President and
                                                                     Treasurer
Investors Syndicate Development Corp.                              Vice President and
                                                                     Treasurer
National Computer Systems, Inc.         11000 Prairie Lakes Drive  Director
                                        Minneapolis, MN  55440

NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701
Sloan Financial Group, Inc.                                        Director

Suzanne Graf, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

David A. Hammer, Vice President and Marketing Controller

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Marketing Controller
IDS Plan Services of California, Inc.                              Director and Vice President

PAGE 7
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Lorraine R. Hart, Vice President--Insurance Investments

American Enterprise Life                IDS Tower 10               Vice President-Investments
  Insurance Company                     Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-Insurance
                                                                     Investments
American Partners Life Insurance Co.                               Director and Vice
                                                                     President-Investments
AMEX Assurance Co.                                                 Vice President-Investments
IDS Certificate Company                                            Vice President-Investments
IDS Life Insurance Company                                         Vice President-Investments
IDS Life Series Fund, Inc.                                         Vice President-Investments
IDS Life Variable Annuity Funds A and B                            Vice President-Investments
IDS Property Casualty Insurance Company                            Vice President-Investment
                                                                     Officer
Investors Syndicate Development Corp.                              Director and Vice
                                                                     President-Investments

Scott A. Hawkinson, Vice President--Assured Assets Product Development and Management

American Express Financial Advisors     IDS Tower 10               Vice President-Assured
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development & Management

James G. Hirsh, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Securities Corporation                                         Director, Vice President
                                                                     and General Counsel

Darryl G. Horsman, Vice President--Product Development and Technology, American Express
Institutional Retirement Services

American Express Trust Company          IDS Tower 10               Director and President
                                        Minneapolis, MN  55440

Kevin P. Howe, Vice President--Government and Customer Relations and Chief Compliance Officer

American Enterprise Investment          IDS Tower 10               Vice President and Chief
  Services Inc.                         Minneapolis, MN  55440       Compliance Officer
American Express Financial Advisors                                Vice President-
                                                                     Government and
                                                                     Customer Relations
American Express Service Corporation                               Vice President and Chief
                                                                     Compliance Officer
IDS Securities Corporation                                         Vice President and Chief
                                                                     Compliance Officer

David R. Hubers, Director, President and Chief Executive Officer

American Express Financial Advisors     IDS Tower 10               Chairman, Chief Executive
                                        Minneapolis, MN  55440       Officer and President
American Express Service Corporation                               Director and Executive Vice
                                                                     President

PAGE 8
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

AMEX Assurance Co.                                                 Director
IDS Aircraft Services Corporation                                  Director
IDS Certificate Company                                            Director
IDS Life Insurance Company                                         Director
IDS Plan Services of California, Inc.                              Director and President
IDS Property Casualty Insurance Co.                                Director

Marietta L. Johns, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management

James E. Kaare, Vice President--Marketing Promotions

American Express Financial Advisors     IDS Tower 10               Vice President-Marketing
                                        Minneapolis, MN  55440       Promotions

Linda B. Keene, Vice President--Market Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Market Development

G. Michael Kennedy, Vice President--Investment Services and Investment Research

American Express Financial Advisors     IDS Tower 10               Vice President-Investment
                                        Minneapolis, MN  55440       Services and Investment
                                                                     Research

Susan D. Kinder, Director and Senior Vice President--Human Resources

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Human Resources
American Express Minnesota Foundation                              Director

Richard W. Kling, Director and Senior Vice President--Risk Management Products

American Centurion Life Assurance Co.                              Director
American Enterprise Life Insurance Co.  IDS Tower 10               Director and Chairman of
                                        Minneapolis, MN  55440       the Board
American Express Financial Advisors                                Senior Vice President-
                                                                     Risk Management Products
American Express Insurance Agency of Nevada Inc.                   Director and President
American Express Service Corporation                               Vice President
American Partners Life Insurance Co.                               Director and Chairman of
                                                                     the Board
AMEX Assurance Co.                                                 Director and Chairman of
                                                                     the Board
IDS Certificate Company                                            Director and Chairman of
                                                                     the Board
IDS Insurance Agency of Alabama Inc.                               Director and President
IDS Insurance Agency of Arkansas Inc.                              Director and President
IDS Insurance Agency of Massachusetts Inc.                         Director and President
IDS Insurance Agency of New Mexico Inc.                            Director and President
IDS Insurance Agency of North Carolina Inc.                        Director and President
IDS Insurance Agency of Ohio Inc.                                  Director and President
PAGE 9
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Insurance Agency of Wyoming Inc.                               Director and President
IDS Life Insurance Company                                         Director and President
IDS Life Series Fund, Inc.                                         Director and President
IDS Life Variable Annuity Funds A and B                            Director and Chairman of
                                                                     the Board and President
IDS Property Casualty Insurance Co.                                Director and Chairman of
                                                                     the Board
IDS Life Insurance Company              P.O. Box 5144              Director, Chairman of the
   of New York                          Albany, NY  12205            Board and President

Paul F. Kolkman, Vice President--Actuarial Finance

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Actuarial Finance
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President
IDS Life Series Fund, Inc.                                         Vice President and Chief
                                                                     Actuary
IDS Property Casualty Insurance Company                            Director

Claire Kolmodin, Vice President--Service Quality

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality

Steven C. Kumagai, Director and Senior Vice President--Field Management and Business Systems

American Express Financial Advisors     IDS Tower 10               Director and Senior Vice
                                        Minneapolis, MN  55440       President-Field
                                                                     Management and Business
                                                                     Systems

Edward Labenski, Jr., Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS Advisory Group Inc.                                            Senior Vice President

Kurt A. Larson, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager

Lori J. Larson, Vice President--Variable Assets Product Development

American Express Financial Advisors     IDS Tower 10               Vice President-Variable
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development
IDS Cable Corporation                                              Director and Vice President
IDS Cable II Corporation                                           Director and Vice President
IDS Futures Brokerage Group                                        Assistant Vice President-
                                                                     General Manager/Director
IDS Futures Corporation                                            Director and Vice President
IDS Futures III Corporation                                        Director and Vice President
IDS Management Corporation                                         Director and Vice President
PAGE 10
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Partnership Services Corporation                               Director and Vice President
IDS Realty Corporation                                             Director and Vice President

Ryan R. Larson, Vice President--IPG Product Development

American Centurion Life Assurance Co.                              Director and
                                                                     Vice President-Product
                                                                     Development
American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       IPG Product Development
IDS Life Insurance Company                                         Vice President-
                                                                     Annuity Product
                                                                     Development

Daniel E. Laufenberg, Vice President and Chief U.S. Economist

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Chief U.S. Economist

Richard J. Lazarchic, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

Peter A. Lefferts, Director and Senior Vice President--Corporate Strategy and Development

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Strategy and
                                                                     Development
American Express Trust Company                                     Director
IDS Plan Services of California, Inc.                              Director
Investors Syndicate Development Corp.                              Director

Douglas A. Lennick, Director and Executive Vice President--Private Client Group

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-Private
                                                                     Client Group

Jonathan S. Linen, Director


Mary J. Malevich, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager

Fred A. Mandell, Vice President--Field Marketing Readiness

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Marketing Readiness

PAGE 11
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

William J. McKinney, Vice President--Field Management Support

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Management Support

Thomas W. Medcalf, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

William C. Melton, Vice President-International Research and Chief International Economist

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       International Research
                                                                     and Chief International
                                                                     Economist

Janis E. Miller, Vice President--Variable Assets

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Variable Assets
IDS Cable Corporation                                              Director and President
IDS Cable II Corporation                                           Director and President
IDS Futures Corporation                                            Director and President
IDS Futures III Corporation                                        Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Variable
                                                                     Assets
IDS Life Series Fund, Inc.                                         Director
IDS Life Variable Annuity Funds A&B                                Director
IDS Management Corporation                                         Director and President
IDS Partnership Services Corporation                               Director and President
IDS Realty Corporation                                             Director and President
IDS Life Insurance Company of New York  Box 5144                   Executive Vice President
                                        Albany, NY  12205

James A. Mitchell, Director and Executive Vice President--Marketing and Products

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Executive Vice President-
                                                                     Marketing and Products
American Express Service Corporation                               Senior Vice President
American Express Tax and Business                                  Director
  Services Inc.
AMEX Assurance Co.                                                 Director
IDS Certificate Company                                            Director
IDS Life Insurance Company                                         Director, Chairman of
                                                                     the Board and Chief
                                                                     Executive Officer
IDS Plan Services of California, Inc.                              Director
IDS Property Casualty Insurance Co.                                Director

PAGE 12
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Pamela J. Moret, Vice President--Services

American Express Financial Advisors     IDS Tower 10               Vice President-Services
                                        Minneapolis, MN  55440
American Express Minnesota Foundation                              Director and President


Barry J. Murphy, Director and Senior Vice President--Client Service

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Client Service
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Client
                                                                     Service

Mary Owens Neal, Vice President--Mature Market Segment

American Express Financial Advisors Inc. IDS Tower 10              Vice President-
                                         Minneapolis, MN  55440      Mature Market Segment

Robert J. Neis, Vice President--Technology Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Technology Services

James R. Palmer, Vice President--Taxes

American Express Financial Advisors     IDS Tower 10               Vice President-Taxes
                                        Minneapolis, MN  55440
IDS Aircraft Services Corp.                                        Vice President
IDS Life Insurance Company                                         Vice President-Taxes

Carla P. Pavone, Vice President--Specialty Service Teams and Emerging Business

American Express Financial Advisors     IDS Tower 10               Vice President-Specialty
                                        Minneapolis, MN  55440       Service Teams and
                                                                     Emerging Business

Susan B. Plimpton, Vice President--Segmentation Development and Support

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Segmentation Development
                                                                     and Support

Ronald W. Powell, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Cable Corporation                                              Vice President and
                                                                     Assistant Secretary
IDS Cable II Corporation                                           Vice President and
                                                                     Assistant Secretary
IDS Management Corporation                                         Vice President and
                                                                     Assistant Secretary
IDS Partnership Services Corporation                               Vice President and
                                                                     Assistant Secretary
PAGE 13
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Plan Services of California, Inc.                              Vice President and
                                                                     Assistant Secretary
IDS Realty Corporation                                             Vice President and
                                                                     Assistant Secretary

James M. Punch, Vice President--Geographic Service Teams

American Express Financial Advisors     IDS Tower 10               Vice President-Geographic
                                        Minneapolis, MN  55440       Services Teams

Frederick C. Quirsfeld, Vice President--Taxable Mutual Fund Investments

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Taxable Mutual Fund
                                                                     Investments
IDS Advisory Group Inc.                                            Vice President

ReBecca K. Roloff, Vice President--Private Client Group

American Express Financial Advisors     IDS Tower 10               Vice President-Private
                                        Minneapolis, MN  55440       Client Group

Stephen W. Roszell, Vice President--Advisory Institutional Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-Advisory
                                        Minneapolis, MN  55440       Institutional Marketing
IDS Advisory Group Inc.                                            President and Chief
                                                                     Executive Officer
IDS International, Inc.                                            Director
IDS Fund Management Limited                                        Director

Robert A. Rudell, Vice President--American Express Institutional Retirement Services

American Express Financial Advisors     IDS Tower 10               Vice President-American
                                        Minneapolis, MN  55440       Express Institutional
                                                                     Services
American Express Trust Company                                     Director and Chairman of
                                                                     the Board
IDS Sales Support Inc.                                             Director and President

John P. Ryan, Vice President and General Auditor

American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Auditor

Erven A. Samsel, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-
                                                                     New England Region
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     New England Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     New England Region

PAGE 14
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     New England Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     New England Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     New England Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     New England Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     New England Region

Stuart A. Sedlacek, Vice President--Assured Assets

American Centurion Life Assurance Co.                              Director and Chairman
                                                                     and President
American Enterprise Life Insurance Co.  IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President, Assured
                                                                     Assets
American Express Financial Advisors                                Vice President-
                                                                     Assured Assets
American Partners Life Insurance Co.                               Director and President
IDS Certificate Company                                            Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President, Assured
                                                                     Assets
Investors Syndicate Development Corp.                              Director and Chairman of
                                                                     the Board and President

Donald K. Shanks, Vice President--Property Casualty

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440     Property Casualty
IDS Property Casualty Insurance Co.                                Senior Vice President

F. Dale Simmons, Vice President--Senior Portfolio Manager, Insurance Investments

American Enterprise Life Insurance Co.  IDS Tower 10               Vice President-Real
                                        Minneapolis, MN  55440       Estate Loan Management
American Express Financial Advisors                                Vice President-Senior
                                                                     Portfolio Manager,
                                                                     Insurance Investments
American Partners Life Insurance Co.                               Vice President-Real
                                                                     Estate Loan Management
AMEX Assurance Co.                                                 Vice President
IDS Certificate Company                                            Vice President-Real
                                                                     Estate Loan Management
IDS Life Insurance Company                                         Vice President-Real
                                                                     Estate Loan Management
IDS Partnership Services Corporation                               Vice President
IDS Real Estate Services Inc.                                      Director and Vice President
IDS Realty Corporation                                             Vice President
IDS Life Insurance Company of New York  Box 5144                   Vice President and
                                        Albany, NY  12205            Assistant Treasurer

PAGE 15
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Judy P. Skoglund, Vice President--Human Resources and Organization Development

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources and
                                                                     Organization Development

Ben C. Smith, Vice President--Workplace Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Workplace Marketing

William A. Smith, Vice President and Controller--Private Client Group

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Controller-Private
                                                                     Client Group

Bridget Sperl, Vice President--Human Resources Management Services

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources Management
                                                                     Services

William A. Stoltzmann, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Partners Life Insurance Co.                               Director, Vice President,
                                                                     General Counsel and
                                                                     Secretary
IDS Life Insurance Company                                         Vice President, General
                                                                     Counsel and Secretary
American Enterprise Life Insurance      P.O. Box 534               Director, Vice President,
  Company                               Minneapolis, MN  55440       General Counsel
                                                                     and Secretary

James J. Strauss, Vice President--Corporate Planning and Analysis

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Planning and
                                                                     Analysis

Jeffrey J. Stremcha, Vice President--Information Resource Management/ISD

American Express Financial Advisors     IDS Tower 10               Vice President-Information
                                        Minneapolis, MN  55440       Resource Management/ISD

John R. Thomas, Director and Senior Vice President--Information and Technology

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Information and
                                                                     Technology

PAGE 16
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Melinda S. Urion, Director, Senior Vice President and Chief Financial Officer

American Enterprise Life                IDS Tower 10               Vice President and
  Insurance Company                     Minneapolis, MN  55440       Controller
American Express Financial Advisors                                Senior Vice President and
                                                                     Chief Financial Officer
American Express Trust Company                                     Director
American Partners Life Insurance Co.                               Director and Vice President
IDS Life Insurance Company                                         Director, Executive Vice
                                                                     President and Controller
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Controller

Wesley W. Wadman, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager
IDS Advisory Group Inc.                                            Executive Vice President
IDS Fund Management Limited                                        Director and Vice Chairman
IDS International, Inc.                                            Senior Vice President

Norman Weaver Jr., Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President--
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-Southeast
                                                                     Region
IDS Insurance Agency of Alabama Inc.                               Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-Pacific
                                                                     Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-Pacific
                                                                     Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-Pacific
                                                                     Region

Michael L. Weiner, Vice President--Tax Research and Audit

American Express Financial Advisors     IDS Tower 10               Vice President-Tax Research
                                        Minneapolis, MN  55440       and Audit
American Express Service Corporation                               Assistant Treasurer
IDS Capital Holdings Inc.                                          Vice President
IDS Futures Brokerage Group                                        Vice President
IDS Futures Corporation                                            Vice President, Treasurer
                                                                     and Secretary
IDS Futures III Corporation                                        Vice President, Treasurer
                                                                     and Secretary

PAGE 17
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)
Lawrence J. Welte, Vice President--Investment Administration

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Investment Administration
IDS Securities Corporation                                         Director, Executive Vice
                                                                     President and Chief
                                                                     Operating Officer

Jeffry F. Welter, Vice President--Equity and Fixed Income Trading

American Express Financial Advisors     IDS Tower 10               Vice President-Equity
                                        Minneapolis, MN  55440       and Fixed Income Trading

William N. Westhoff, Director, Senior Vice President and Global Chief Investment Officer

American Enterprise Life Insurance      IDS Tower 10               Director
  Company                               Minneapolis, MN  55440
American Express Financial Advisors                                Senior Vice President and
                                                                     Global Chief Investment
                                                                     Officer
IDS Fund Management Limited                                        Director
IDS International, Inc.                                            Director
IDS Partnership Services Corporation                               Director and Vice President
IDS Real Estate Services Inc.                                      Director, Chairman of the
                                                                     Board and President
IDS Realty Corporation                                             Director and Vice President
Investors Syndicate Development Corp.                              Director

Edwin M. Wistrand, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel

Michael R. Woodward, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-
                                                                     North Region
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     North Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     North Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     North Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     North Region

IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     North Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     North Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     North Region
IDS Life Insurance Company              Box 5144                   Director
  of New York                           Albany, NY  12205
/TABLE

PAGE 18
Item 29.     Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

      IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc. and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ronald G. Abrahamson     Vice President-              None
IDS Tower 10             Service Quality and
Minneapolis, MN 55440    Reengineering

Douglas A. Alger         Vice President-Total         None
IDS Tower 10             Compensation
Minneapolis, MN 55440

Peter J. Anderson        Senior Vice President-       Vice
IDS Tower 10             Investments                  President--
Minneapolis, MN 55440                                 Investments

Ward D. Armstrong        Vice President-              None
IDS Tower 10             Sales and Marketing,
Minneapolis, MN  55440   IDS Institutional
                         Retirement Services

Joseph M. Barsky III     Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

Robert C. Basten         Vice President-Tax           None
IDS Tower 10             and Business Services
Minneapolis, MN  55440

Timothy V. Bechtold      Vice President-Risk          None
IDS Tower 10             Management Products
Minneapolis, MN  55440

John D. Begley           Group Vice President-        None
Suite 100                Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235
PAGE 19
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Carl E. Beihl            Vice President-              None
IDS Tower 10             Strategic Technology
Minneapolis, MN 55440    Planning

Jack A. Benjamin         Group Vice President-        None
Suite 200                Greater Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Alan F. Bignall          Vice President-              None
IDS Tower 10             Technology and
Minneapolis, MN 55440    Development

Brent L. Bisson          Group Vice President-        None
Ste 900 E. Westside Twr  Los Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder           Vice President-              None
IDS Tower 10             Mature Market Group
Minneapolis, MN  55440

Walter K. Booker         Group Vice President-        None
Suite 200                New Jersey
3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon        Group Vice President-        None
Galleria One Suite 1900  Gulf States
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch        Group Vice President-        None
Suite 200                Northwest
West 111 North River Dr
Spokane, WA  99201

Karl J. Breyer           Senior Vice President-       None
IDS Tower 10             Corporate Affairs and
Minneapolis, MN 55440    Special Counsel

Daniel J. Candura        Vice President-              None
IDS Tower 10             Marketing Support
Minneapolis, MN  55440

Cynthia M. Carlson       Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN  55440   Securities Services
PAGE 20
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Orison Y. Chaffee III    Vice President-Field         None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

James E. Choat           Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN  55440

Kenneth J. Ciak          Vice President and           None
IDS Property Casualty    General Manager-
1400 Lombardi Avenue     IDS Property Casualty
Green Bay, WI 54304

Roger C. Corea           Group Vice President-        None
290 Woodcliff Drive      Upstate New York
Fairport, NY  14450

Henry J. Cormier         Group Vice President-        None
Commerce Center One      Connecticut
333 East River Drive
East Hartford, CT  06108

John M. Crawford         Group Vice President-        None
Suite 200                Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe           Group Vice President-        None
Suite 312                Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran           Vice President and           None
IDS Tower 10             Assistant General Counsel
Minneapolis, MN  55440

Alan R. Dakay            Vice President-              None
IDS Tower 10             Institutional Products
Minneapolis, MN 55440    Group

Regenia David            Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Scott M. DiGiammarino    Group Vice President-        None
Suite 500                Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

PAGE 21
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Bradford L. Drew         Group Vice President-        None
Two Datran Center        Eastern Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

William H. Dudley        Director and Executive       Board member
IDS Tower 10             Vice President-
Minneapolis MN 55440     Investment Operations

Gordon L. Eid            Senior Vice President        None
IDS Tower 10             and General Counsel
Minneapolis, MN 55440

Robert M. Elconin        Vice President-              None
IDS Tower 10             Government Relations
Minneapolis, MN  55440

Mark A. Ernst            Vice President-              None
IDS Tower 10             Retail Services
Minneapolis, MN 55440

Joseph Evanovich Jr.     Group Vice President-        None
One Old Mill             Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson        Group Vice President-        None
Suite 200                San Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines          Vice President-              None
IDS Tower 10             Mutual Fund Equity
Minneapolis MN 55440     Investments

Douglas L. Forsberg      Group Vice President-        None
Suite 100                Portland/Eugene
7931 N. E. Halsey
Portland, OR  97213

William P. Fritz         Group Vice President-        None
Suite 160                Northern Missouri
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans             Group Vice President-        None
8500 Tower Suite 1770    Twin City Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

PAGE 22
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Robert G. Gilbert        Vice President-              None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

John J. Golden           Vice President-              None
IDS Tower 10             Field Compensation
Minneapolis, MN  55440   Development

Morris Goodwin Jr.       Vice President and           None
IDS Tower 10             Corporate Treasurer
Minneapolis, MN 55440

Suzanne Graf             Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Bruce M. Guarino         Group Vice President-        None
Suite 1736               Hawaii
1585 Kapiolani Blvd.
Honolulu, HI  96814

David A. Hammer          Vice President               None
IDS Tower 10             and Marketing
Minneapolis, MN  55440   Controller

Teresa A. Hanratty       Group Vice President-        None
Suites 6&7               Northern New England
169 South River Road
Bedford, NH  03110

John R. Hantz            Group Vice President-        None
Suite 107                Detroit Metro
17177 N. Laurel Park
Livonia, MI  48154

Robert L. Harden         Group Vice President-        None
Two Constitution Plaza   Boston Metro
Boston, MA  02129

Lorraine R. Hart         Vice President-              None
IDS Tower 10             Insurance Investments
Minneapolis, MN 55440

Scott A. Hawkinson       Vice President-Assured       None
IDS Tower 10             Assets Product Development
Minneapolis, MN 55440    and Management

Brian M. Heath           Group Vice President-        None
Suite 150                North Texas
801 E. Campbell Road
Richardson, TX  75081
PAGE 23
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

James G. Hirsh           Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN  55440   Counsel

David J. Hockenberry     Group Vice President-        None
30 Burton Hills Blvd.    Eastern Tennessee
Suite 175
Nashville, TN  37215

Kevin P. Howe            Vice President-              None
IDS Tower 10             Government and
Minneapolis, MN  55440   Customer Relations and
                         Chief Compliance Officer

David R. Hubers          Chairman, Chief              Board member
IDS Tower 10             Executive Officer and
Minneapolis, MN 55440    President

Marietta L. Johns        Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN 55440

James E. Kaarre          Vice President-              None
IDS Tower 10             Marketing Promotions
Minneapolis, MN  55440

Linda B. Keene           Vice President-              None
IDS Tower 10             Market Development
Minneapolis, MN  55440

G. Michael Kennedy       Vice President-Investment    None
IDS Tower 10             Services and Investment
Minneapolis, MN  55440   Research

Susan D. Kinder          Senior Vice President-       None
IDS Tower 10             Human Resources
Minneapolis, MN 55440

Richard W. Kling         Senior Vice President-       None
IDS Tower 10             Risk Management Products
Minneapolis, MN  55440

Paul F. Kolkman          Vice President-              None
IDS Tower 10             Actuarial Finance
Minneapolis, MN 55440

Claire Kolmodin          Vice President-              None
IDS Tower 10             Service Quality
Minneapolis, MN  55440

PAGE 24
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

David S. Kreager         Group Vice President-        None
Ste 108 Trestle Bridge V Greater Michigan
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai        Director and Senior          None
IDS Tower 10             Vice President-Field
Minneapolis, MN 55440    Management and Business
                         Systems

Mitre Kutanovski         Group Vice President-        None
Suite 680                Chicago Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.      Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Kurt A. Larson           Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Lori J. Larson           Vice President-              None
IDS Tower 10             Variable Assets Product
Minneapolis, MN  55440   Development

Ryan R. Larson           Vice President-              None
IDS Tower 10             IPG Product Development
Minneapolis, MN 55440

Daniel E. Laufenberg     Vice President and           None
IDS Tower 10             Chief U.S. Economist
Minneapolis, MN  55440

Richard J. Lazarchic     Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Peter A. Lefferts        Senior Vice President-       None
IDS Tower 10             Corporate Strategy and
Minneapolis, MN  55440   Development

Douglas A. Lennick       Director and Executive       None
IDS Tower 10             Vice President-Private
Minneapolis, MN  55440   Client Group

Mary J. Malevich         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

PAGE 25
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Fred A. Mandell          Vice President-              None
IDS Tower 10             Field Marketing Readiness
Minneapolis, MN  55440

Daniel E. Martin         Group Vice President-        None
Suite 650                Pittsburgh Metro
5700 Corporate Drive
Pittsburgh, PA  15237

William J. McKinney      Vice President-              None
IDS Tower 10             Field Management
Minneapolis, MN  55440   Support

Thomas W. Medcalf        Vice President-              None
IDS Tower 10             Senior Portfolio Manager
Minneapolis, MN 55440

William C. Melton        Vice President-              None
IDS Tower 10             International Research
Minneapolis, MN 55440    and Chief International
                         Economist

Janis E. Miller          Vice President-              None
IDS Tower 10             Variable Assets
Minneapolis, MN 55440

James A. Mitchell        Executive Vice President-    None
IDS Tower 10             Marketing and Products
Minneapolis, MN 55440

John P. Moraites         Group Vice President-        None
Union Plaza Suite 900    Kansas/Oklahoma
3030 Northwest Expressway
Oklahoma City, OK  73112

Pamela J. Moret          Vice President-Services      None
IDS Tower 10
Minneapolis, MN 55440

Alan D. Morgenstern      Group Vice President-        None
Suite 200                Central California/
3500 Market Street       Western Nevada
Camp Hill, NJ  17011

Barry J. Murphy          Senior Vice President-       None
IDS Tower 10             Client Service
Minneapolis, MN  55440

Mary Owens Neal          Vice President-              None
IDS Tower 10             Mature Market Segment
Minneapolis, MN  55440

PAGE 26
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Robert J. Neis           Vice President-              None
IDS Tower 10             Technology Services
Minneapolis, MN 55440    Operations

Ronald E. Newton         Group Vice President-        None
319 Southbridge St.      Rhode Island/Central
Auburn, MA  01501        Massachusetts

Thomas V. Nicolosi       Group Vice President-        None
Suite 220                New York Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

James R. Palmer          Vice President-              None
IDS Tower 10             Taxes
Minneapolis, MN 55440

Carla P. Pavone          Vice President-              None
IDS Tower 10             Specialty Service Teams
Minneapolis, MN  55440   and Emerging Business

Susan B. Plimpton        Vice President-              None
IDS Tower 10             Segmentation Development
Minneapolis, MN 55440    and Support

Larry M. Post            Group Vice President-        None
One Tower Bridge         Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell         Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James M. Punch           Vice President-              None
IDS Tower 10             Geographical Service
Minneapolis, MN 55440    Teams

Frederick C. Quirsfeld   Vice President-Taxable       None
IDS Tower 10             Mutual Fund Investments
Minneapolis, MN 55440

R. Daniel Richardson     Group Vice President-        None
Suite 800                Southern Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

PAGE 27
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Roger B. Rogos           Group Vice President-        None
One Sarasota Tower       Western Florida
Suite 700
Two N. Tamiami Trail
Sarasota, FL  34236

ReBecca K. Roloff        Vice President-Private       None
IDS Tower 10             Client Group
Minneapolis, MN  55440

Stephen W. Roszell       Vice President-              None
IDS Tower 10             Advisory Institutional
Minneapolis, MN  55440   Marketing

Max G. Roth              Group Vice President-        None
Suite 201 S IDS Ctr      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Robert A. Rudell         Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN 55440    Institutional Retirement
                         Services

John P. Ryan             Vice President and           None
IDS Tower 10             General Auditor
Minneapolis, MN 55440

Erven Samsel             Senior Vice President-       None
45 Braintree Hill Park   Field Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano      Group Vice President-        None
Suite 201                Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz        Group Vice President-        None
Suite 205                Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek       Vice President-              None
IDS Tower 10             Assured Assets
Minneapolis, MN  55440

Donald K. Shanks         Vice President-              None
IDS Tower 10             Property Casualty
Minneapolis, MN  55440

PAGE 28
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

F. Dale Simmons          Vice President-Senior        None
IDS Tower 10             Portfolio Manager,
Minneapolis, MN 55440    Insurance Investments

Judy P. Skoglund         Vice President-              None
IDS Tower 10             Human Resources and
Minneapolis, MN  55440   Organization Development

Julian W. Sloter         Group Vice President-        None
Ste 1700 Orlando FinCtr  Orlando/Jacksonville
800 North Magnolia Ave.
Orlando, FL  32803

Ben C. Smith             Vice President-              None
IDS Tower 10             Workplace Marketing
Minneapolis, MN  55440

William A. Smith         Vice President and           None
IDS Tower 10             Controller-Private
Minneapolis, MN 55440    Client Group

James B. Solberg         Group Vice President-        None
466 Westdale Mall        Eastern Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl            Vice President-              None
IDS Tower 10             Human Resources
Minneapolis, MN 55440    Management Services

Paul J. Stanislaw        Group Vice President-        None
Suite 1100               Southern California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell         Group Vice President-        None
Suite 433                Outstate Minnesota Area/
9900 East Bren Road      North Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann    Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James J. Strauss         Vice President-              None
IDS Tower 10             Corporate Planning
Minneapolis, MN 55440    and Analysis

Jeffrey J. Stremcha      Vice President-Information   None
IDS Tower 10             Resource Management/ISD
Minneapolis, MN  55440

PAGE 29
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Neil G. Taylor           Group Vice President-        None
Suite 425                Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas           Senior Vice President-       Board member
IDS Tower 10             Information and
Minneapolis, MN 55440    Technology

Melinda S. Urion         Senior Vice President        Treasurer
IDS Tower 10             and Chief Financial
Minneapolis, MN 55440    Officer

Peter S. Velardi         Group Vice President-        None
Suite 180                Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer  Group Vice President-        None
Suite 100                Denver/Salt Lake City/
Stanford Plaza II        Albuquerque
7979 East Tufts Ave Pkwy
Denver, CO  80237

Wesley W. Wadman         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Norman Weaver Jr.        Senior Vice President-       None
1010 Main St Suite 2B    Field Management
Huntington Beach, CA  92648

Michael L. Weiner        Vice President-              None
IDS Tower 10             Tax Research and Audit
Minneapolis, MN 55440

Lawrence J. Welte        Vice President-              None
IDS Tower 10             Investment Administration
Minneapolis, MN  55440

Jeffry M. Welter         Vice President-              None
IDS Tower 10             Equity and Fixed Income
Minneapolis, MN  55440   Trading

William N. Westhoff      Senior Vice President and    None
IDS Tower 10             Global Chief Investment
Minneapolis, MN  55440   Officer

PAGE 30
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Thomas L. White          Group Vice President-        None
Suite 200                Cleveland Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams         Group Vice President-        None
Suite 250                Virginia
3951 Westerre Parkway
Richmond, VA  23233

Edwin M. Wistrand        Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

Michael R. Woodward      Senior Vice President-       None
32 Ellicott St Ste 100   Field Management
Batavia, NY  14020

Item 29(c).  Not applicable.

Item 30.     Location of Accounts and Records

             American Express Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a)  Not Applicable.
             (b)  Not Applicable.
             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 219
                                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Global Series, Inc., certifies that it meets all of the requirements for efectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 15th day of October, 1996.


IDS GLOBAL SERIES, INC.


By
        Melinda S. Urion, Treasurer

By /s/  William R. Pearce**
        William R. Pearce, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of October, 1996.

Signature                                    Capacity

/s/  William R. Pearce**                     President,
     William R. Pearce                       Principal Executive
                                             Officer and Director

/s/  Lynne V. Cheney*                        Director
     Lynne V. Cheney

/s/  William H. Dudley*                      Director
     William H. Dudley

/s/  Robert F. Froehlke*                     Director
     Robert F. Froehlke

/s/  David R. Hubers*                        Director
     David R. Hubers

/s/  Heinz F. Hutter*                        Director
     Heinz F. Hutter

/s/  Anne P. Jones*                          Director
     Anne P. Jones

PAGE 220
Signature                                    Capacity

/s/  Melvin R. Laird*                        Director
     Melvin R. Laird

/s/  Edson W. Spencer*                       Director
     Edson W. Spencer

/s/  John R. Thomas*                         Director
     John R. Thomas

/s/  Wheelock Whitney*                       Director
     Wheelock Whitney

/s/  C. Angus Wurtele*                       Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated November 10, 1994, filed electronically as Exhibit 18(a) to Registrant's Post-
Effective Amendment No. 20, by:




Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated November 1, 1995 filed electronically as Exhibit 19(b) to Registrant's Post-
Effective Amendment No. 24 by:




Leslie L. Ogg

PAGE 221
                                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, WORLD TRUST consents to the filing of this Amendment to the Registration Statement signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 15th day of October, 1996.


WORLD TRUST


By
        Melinda S. Urion, Treasurer

By /s/  William R. Pearce**
        William R. Pearce, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of October, 1996.

Signature                                    Capacity

/s/  William R. Pearce**                     Trustee
     William R. Pearce

/s/  Lynne V. Cheney*                        Trustee
     Lynne V. Cheney

/s/  William H. Dudley*                      Trustee
     William H. Dudley

/s/  Robert F. Froehlke*                     Trustee
     Robert F. Froehlke

/s/  David R. Hubers*                        Trustee
     David R. Hubers

/s/  Heinz F. Hutter*                        Trustee
     Heinz F. Hutter

/s/  Anne P. Jones*                          Trustee
     Anne P. Jones

/s/  Melvin R. Laird*                        Trustee
     Melvin R. Laird

PAGE 222
Signature                                    Capacity

                                             Trustee
     Edson W. Spencer

/s/  John R. Thomas*                         Trustee
     John R. Thomas

                                             Trustee
     Wheelock Whitney

/s/  C. Angus Wurtele*                       Trustee
     C. Angus Wurtele


* Signed pursuant to Trustees Power of Attorney dated April 11,
1996, filed electronically as Exhibit 19(c) to Registrant's Post-
Effective Amendment No. 25 to Registration Statement No. 33-25824, is incorporated herein by reference, by:




Leslie L. Ogg

** Signed pursuant to Officers' Power of Attorney, dated April 11, 1996, filed electronically as Exhibit 19(d) to Registrant's Post-
Effective Amendment No. 25 to Registration Statement No. 33-25824, is incorporated herein by reference, by:




Leslie L. Ogg

PAGE 223
CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 26 TO
REGISTRATION STATEMENT NO. 33-25824

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

       IDS Emerging Markets Fund prospectus.
       IDS Global Balanced Fund prospectus.
       IDS Innovations Fund prospectus.

Part B.

       Statement of Additional Information for IDS Emerging Markets
       Fund.
       Statement of Additional Information for IDS Global Balanced
       Fund.
       Statement of Additional Information for IDS Innovations Fund.

Part C.

       Other information.
       Exhibits

The signatures.